UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Core Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	61.58%
Aa1	0.09
Aa2	0.45
Aa3	0.53
A1	2.63
A2	3.53
A3	2.57
Baa1	5.99
Baa2	6.01
Baa3	4.77
Ba1	0.90
Ba2	0.09
Equities	0.00
Not Rated	6.14
Short Term Investments	4.72
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 884.40	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.10	$1.76
Investor Class
Actual	$1,000.00	$ 882.60	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$3.51
* Expenses are equal to the Fund's annualized expense ratio of 0.35% for the Institutional Class shares and 0.70% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 8.31%
$ 461,581	510 Asset Backed Trust(a)(b) Series 2021-NPL2 Class A1 2.12%, 06/25/2061	$ 430,808
	Affirm Asset Securitization Trust(a)
	Series 2020-Z1 Class A
31,524	3.46%, 10/15/2024	31,398
	Series 2020-Z2 Class A
97,910	1.90%, 01/15/2025	96,264
155,000	AmeriCredit Automobile Receivables Trust Series 2019-3 Class D 2.58%, 09/18/2025	151,215
425,000	Anchorage Capital Ltd(a)(c) Series 2016-8A Class AR2A 2.44%, 10/27/2034 3-mo. LIBOR + 1.20%	411,239
450,000	Avant Loans Funding Trust(a) Series 2021-REV1 Class A 1.21%, 07/15/2030	424,171
610,000	Barings Ltd(a)(c) Series 2020-1A Class AR 2.21%, 10/15/2036 3-mo. LIBOR + 1.15%	588,772
62,259	Bayview Koitere Fund Trust(a)(d) Series 2017-RT4 Class A 3.50%, 07/28/2057	60,688
91,226	Bayview Mortgage Fund IV Trust(a)(d) Series 2017-RT3 Class A 3.50%, 01/28/2058	89,545
	Bayview Opportunity Master Fund IV Trust(a)(d)
	Series 2017-RT5 Class A
86,958	3.50%, 05/28/2069	84,831
	Series 2017-RT6 Class A
61,735	3.50%, 10/28/2057	60,839
	Series 2017-SPL5 Class A
28,943	3.50%, 06/28/2057	28,734
94,059	BHG Securitization Trust(a) Series 2021-B Class A 0.90%, 10/17/2034	89,137
410,000	BlueMountain XXIV Ltd(a)(c) Series 2019-24A Class AR 2.24%, 04/20/2034 3-mo. LIBOR + 1.10%	393,707
1,590,000	BlueMountain XXXI Ltd(a)(c) Series 2021-31A Class A1 2.25%, 04/19/2034 3-mo. LIBOR + 1.15%	1,537,366
500,000	BlueMountain XXXIII Ltd(a)(c) Series 2021-33A Class A 2.69%, 11/20/2034 3-mo. LIBOR + 1.19%	482,389
285,000	Carlyle Global Market Strategies Ltd(a)(c) Series 2021-2A Class A1 2.22%, 04/20/2034 3-mo. LIBOR + 1.08%	275,708
Principal Amount		Fair Value
Non-Agency — (continued)
$ 480,000	Carvana Auto Receivables Trust Series 2022-P2 Class A3 4.13%, 04/12/2027	$ 476,855
90,296	CF Hippolyta LLC(a) Series 2020-1 Class A2 1.99%, 07/15/2060	77,159
	CIFC Funding Ltd(a)(c)
	Series 2012-2RA Class A1
281,688	1.94%, 01/20/2028 3-mo. LIBOR + 0.80%	277,950
	Series 2020-2A Class AR
385,000	2.31%, 10/20/2034 3-mo. LIBOR + 1.17%	373,206
365,000	Credit Acceptance Auto Loan Trust(a) Series 2021-3A Class A 1.00%, 05/15/2030	347,311
	Domino's Pizza Master Issuer LLC(a)
	Series 2018-1A Class A2I
188,175	4.12%, 07/25/2048	183,463
	Series 2019-1A Class A2
102,637	3.67%, 10/25/2049	92,898
	Series 2021-1A Class A2I
524,700	2.66%, 04/25/2051	457,349
135,000	Drive Auto Receivables Trust Series 2019-4 Class D 2.70%, 02/16/2027	133,590
700,000	Dryden Ltd(a)(c) Series 2020-86A Class A1R 2.16%, 07/17/2034 3-mo. LIBOR + 1.10%	676,558
	Exeter Automobile Receivables Trust(a)
	Series 2019-4A Class D
410,000	2.58%, 09/15/2025	404,981
	Series 2020-1A Class D
130,000	2.73%, 12/15/2025	128,235
	FirstKey Homes Trust(a)
	Series 2022-SFR1 Class A
144,877	4.15%, 05/17/2039	142,396
	Series 2022-SFR2 Class A
585,000	4.25%, 07/17/2039	577,064
700,000	Ford Credit Floorplan Master Owner Trust Series 2018-2 Class A 3.17%, 03/15/2025	698,967
1,690,000	Harriman Park Ltd(a)(c) Series 2020-1A Class A1R 2.26%, 04/20/2034 3-mo. LIBOR + 1.12%	1,638,462
345,000	Louisiana Local Government Environmental Facilities & Community Development Authority 4.28%, 02/01/2036	343,078

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,315,000	Madison Park Funding XXXVIII Ltd(a)(c) Series 2021-38A Class A 2.18%, 07/17/2034 3-mo. LIBOR + 1.12%	$ 1,270,610
185,000	Mercury Financial Credit Card Master Trust(a) Series 2021-1A Class A 1.54%, 03/20/2026	176,019
345,000	MF1 Ltd(a)(c) Series 2022-FL8 Class AS 2.54%, 02/19/2037 1-mo. SOFR + 1.75%	326,367
205,055	Navient Private Education Refi Loan Trust(a) Series 2021-EA Class A 0.97%, 12/16/2069	183,906
680,000	Neuberger Berman XX Ltd(a)(c) Series 2015-20A Class ARR 2.22%, 07/15/2034 3-mo. LIBOR + 1.16%	657,631
1,500,000	NextGear Floorplan Master Owner Trust(a) Series 2021-1A Class A 0.85%, 07/15/2026	1,401,944
255,000	Northwoods Capital XV Ltd(a)(c) Series 2017-15A Class A1R 3.27%, 06/20/2034 3-mo. LIBOR + 1.21%	245,473
1,030,000	OZLM XVIII Ltd(a)(c) Series 2018-18A Class A 2.08%, 04/15/2031 3-mo. LIBOR + 1.02%	1,005,977
205,000	Prestige Auto Receivables Trust(a) Series 2020-1A Class D 1.62%, 11/16/2026	199,170
233,328	Pretium Mortgage Credit Partners(a)(b) Series 2021-RN2 Class A1 1.74%, 07/25/2051	217,831
	Progress Residential Trust(a)
	Series 2021-SFR8 Class A
400,000	1.51%, 10/17/2038	356,136
	Series 2022-SFR3 Class A
140,000	3.20%, 04/17/2039	132,114
	Series 2022-SFR4 Class A
380,000	4.44%, 05/17/2041	375,963
	Series 2022-SFR5 Class A
107,000	4.45%, 06/17/2039	106,812
1,180,000	Regatta VI Funding Ltd(a)(c) Series 2016-1A Class AR2 2.30%, 04/20/2034 3-mo. LIBOR + 1.16%	1,130,077
1,345,000	RR LLC(a)(c) Series 2017-1A Class A1AB 2.21%, 07/15/2035 3-mo. LIBOR + 1.15%	1,305,396
Principal Amount		Fair Value
Non-Agency — (continued)
$ 1,150,000	RR Ltd(a)(c) Series 2021-16A Class A1 2.17%, 07/15/2036 3-mo. LIBOR + 1.11%	$ 1,112,907
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
210,000	2.68%, 10/15/2025	209,493
	Series 2020-4 Class D
70,000	1.48%, 01/15/2027	67,459
382,908	Sound Point III Ltd(a)(c) Series 2013-2RA Class A1 2.01%, 04/15/2029 3-mo. LIBOR + 0.95%	377,192
645,000	Sound Point XXIX Ltd(a)(c) Series 2021-1A Class A 2.29%, 04/25/2034 3-mo. LIBOR + 1.07%	620,799
145,000	Summit Issuer LLC(a) Series 2020-1A Class A2 2.29%, 12/20/2050	131,624
700,000	Symphony XXV Ltd(a)(c) Series 2021-25A Class A 2.08%, 04/19/2034 3-mo. LIBOR + 0.98%	672,594
2,800,000	TCW Ltd(a)(c) Series 2019-1A Class ASNR 2.68%, 08/16/2034 3-mo. LIBOR + 1.22%	2,701,756
645,000	Thompson Park Ltd(a)(c) Series 2021-1A Class A1 2.06%, 04/15/2034 3-mo. LIBOR + 1.00%	620,655
525,000	Toyota Lease Owner Trust(a) Series 2021-B Class A3 0.42%, 10/21/2024	505,807
71,198	Tricolor Auto Securitization Trust(a) Series 2021-1A Class A 0.74%, 04/15/2024	70,871
	Upstart Securitization Trust(a)
	Series 2021-3 Class A
101,110	0.83%, 07/20/2031	98,180
	Series 2021-4 Class A
256,489	0.84%, 09/20/2031	246,939
	VCAT LLC(a)(b)
	Series 2021-NPL2 Class A1
86,881	2.12%, 03/27/2051	82,808
	Series 2021-NPL4 Class A1
420,191	1.87%, 08/25/2051	393,962
	Series 2021-NPL5 Class A1
512,655	1.87%, 08/25/2051	484,248
	Series 2021-NPL6 Class A1
631,349	1.92%, 09/25/2051	592,373

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Venture Ltd(a)(c)
	Series 2019-37A Class A1R
$ 870,000	2.21%, 07/15/2032 3-mo. LIBOR + 1.15%	$ 842,338
	Series 2021-42A Class A1A
645,000	2.19%, 04/15/2034 3-mo. LIBOR + 1.13%	619,250
	Series 2021-43A Class A1
510,000	2.30%, 04/15/2034 3-mo. LIBOR + 1.24%	492,261
834,578	Venture XVII Ltd(a)(c) Series 2014-17A Class ARR 1.94%, 04/15/2027 3-mo. LIBOR + 0.88%	821,901
513,858	Vericrest Opportunity Loan Transferee(a)(b) Series 2021-NP11 Class A1 1.87%, 08/25/2051	476,044
12,936	Verus Securitization Trust(a)(b) Series 2020-NPL1 Class A1 3.60%, 08/25/2050	12,921
352,732	VOLT CIII LLC(a)(b) Series 2021-CF1 Class A1 1.99%, 08/25/2051	332,180
364,726	VOLT XCIII LLC(a)(b) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	345,511
1,040,000	Wellfleet X Ltd(a)(c) Series 2019-XA Class A1R 2.31%, 07/20/2032 3-mo. LIBOR + 1.17%	1,007,377
57,300	Wendy's Funding LLC(a) Series 2018-1A Class A2II 3.88%, 03/15/2048	53,972
	Westlake Automobile Receivables Trust(a)
	Series 2019-3A Class D
300,000	2.72%, 11/15/2024	297,599
	Series 2020-3A Class D
195,000	1.65%, 02/17/2026	187,490
	Series 2022-2A Class B
275,000	4.31%, 09/15/2027	273,826
99,500	Wingstop Funding LLC(a) Series 2020-1A Class A2 2.84%, 12/05/2050	88,397
1,450,000	Zais Ltd(a)(c) Series 2020-15A Class A1R 2.64%, 07/28/2032 3-mo. LIBOR + 1.35%	1,414,263
TOTAL ASSET-BACKED SECURITIES — 8.31% (Cost $39,036,711)		$ 37,612,756
Principal Amount		Fair Value
CORPORATE BONDS AND NOTES
Basic Materials — 0.39%
$ 335,000	DuPont de Nemours Inc 4.21%, 11/15/2023	$ 337,017
425,000	Glencore Funding LLC(a) 2.63%, 09/23/2031	342,471
475,000	Newcrest Finance Pty Ltd(a) 3.25%, 05/13/2030	419,648
20,000	Sherwin-Williams Co 2.30%, 05/15/2030	16,878
525,000	Teck Resources Ltd 3.90%, 07/15/2030	482,885
185,000	Vale Overseas Ltd 3.75%, 07/08/2030	162,154
		1,761,053
Communications — 4.27%
480,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	458,591
	Amazon.com Inc
680,000	3.30%, 04/13/2027	667,119
125,000	3.10%, 05/12/2051	98,433
550,000	4.10%, 04/13/2062	497,609
	AT&T Inc
1,105,000	2.30%, 06/01/2027	1,008,693
2,115,000	4.35%, 03/01/2029	2,082,509
1,550,000	4.85%, 03/01/2039	1,484,887
200,000	3.55%, 09/15/2055	149,848
522,000	3.80%, 12/01/2057	403,152
28,000	3.65%, 09/15/2059	20,971
	Charter Communications Operating LLC / Charter Communications Operating Capital
150,000	4.91%, 07/23/2025	150,348
2,200,000	3.75%, 02/15/2028	2,031,609
145,000	4.40%, 04/01/2033	129,461
45,000	5.13%, 07/01/2049	37,247
140,000	4.80%, 03/01/2050	110,930
335,000	3.90%, 06/01/2052	232,562
500,000	3.85%, 04/01/2061	328,818
85,000	4.40%, 12/01/2061	61,133
	Comcast Corp
1,475,000	3.30%, 02/01/2027	1,433,664
55,000	3.40%, 07/15/2046	43,936
105,000	2.80%, 01/15/2051	74,288
271,000	2.94%, 11/01/2056	188,316
	Cox Communications Inc(a)
19,000	3.15%, 08/15/2024	18,548
185,000	2.60%, 06/15/2031	154,712
	Discovery Communications LLC
41,000	3.80%, 03/13/2024	40,781
128,000	3.95%, 03/20/2028	119,482
22,000	4.13%, 05/15/2029	20,294
127,000	5.20%, 09/20/2047	108,938
131,000	5.30%, 05/15/2049	112,163
245,000	4.65%, 05/15/2050	192,659
300,000	Fox Corp 5.48%, 01/25/2039	291,248

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Communications — (continued)
$ 495,000	Netflix Inc(a)(e) 4.88%, 06/15/2030	$ 453,046
440,000	NTT Finance Corp(a) 1.16%, 04/03/2026	395,241
	Paramount Global
100,000	4.20%, 05/19/2032	88,201
15,000	4.38%, 03/15/2043	11,601
200,000	Prosus NV(a) 3.26%, 01/19/2027	173,816
190,000	Rogers Communications Inc(a) 4.55%, 03/15/2052	166,850
400,000	Tencent Holdings Ltd(a) 3.98%, 04/11/2029	378,922
	Time Warner Cable LLC
110,000	6.55%, 05/01/2037	110,140
65,000	4.50%, 09/15/2042	50,740
	T-Mobile USA Inc
100,000	2.05%, 02/15/2028	86,819
160,000	2.40%, 03/15/2029(a)	138,172
1,225,000	3.88%, 04/15/2030	1,143,239
300,000	2.88%, 02/15/2031	249,069
300,000	3.50%, 04/15/2031(e)	259,029
300,000	3.00%, 02/15/2041	223,738
	Verizon Communications Inc
1,925,000	4.33%, 09/21/2028	1,914,517
570,000	2.36%, 03/15/2032	472,609
200,000	2.65%, 11/20/2040	146,713
125,000	2.85%, 09/03/2041	93,682
		19,309,093
Consumer, Cyclical — 1.37%
	AutoNation Inc
75,000	1.95%, 08/01/2028(e)	62,398
500,000	4.75%, 06/01/2030	470,345
	AutoZone Inc
95,000	3.63%, 04/15/2025(e)	93,818
15,000	4.00%, 04/15/2030	14,242
	General Motors Co
300,000	4.00%, 04/01/2025	295,991
200,000	5.20%, 04/01/2045	167,989
75,000	6.75%, 04/01/2046	75,254
	General Motors Financial Co Inc
250,000	4.30%, 07/13/2025	245,956
125,000	2.70%, 08/20/2027	109,987
275,000	Home Depot Inc 3.30%, 04/15/2040	233,461
250,000	Hyatt Hotels Corp 1.80%, 10/01/2024	236,303
135,000	Las Vegas Sands Corp 3.50%, 08/18/2026	117,329
170,000	Lennar Corp 4.75%, 11/29/2027	165,048
	Lowe's Cos Inc
50,000	3.35%, 04/01/2027	48,116
250,000	1.70%, 09/15/2028	212,840
35,000	3.75%, 04/01/2032	32,472
50,000	3.70%, 04/15/2046	40,074
Principal Amount		Fair Value
Consumer, Cyclical — (continued)
$ 400,000	4.25%, 04/01/2052	$ 346,379
	Magallanes Inc(a)
675,000	4.05%, 03/15/2029	618,284
530,000	4.28%, 03/15/2032	473,684
700,000	5.05%, 03/15/2042	595,553
690,000	5.14%, 03/15/2052	579,152
350,000	Marriott International Inc 2.85%, 04/15/2031	290,248
	McDonald's Corp
115,000	4.45%, 03/01/2047	106,570
120,000	3.63%, 09/01/2049	99,079
260,000	O'Reilly Automotive Inc 4.70%, 06/15/2032	258,937
130,000	Starbucks Corp 3.80%, 08/15/2025	129,425
125,000	Target Corp 2.95%, 01/15/2052	94,629
		6,213,563
Consumer, Non-Cyclical — 4.05%
	AbbVie Inc
710,000	3.20%, 11/21/2029	653,158
250,000	4.88%, 11/14/2048	239,570
545,000	4.25%, 11/21/2049	483,814
200,000	Alcon Finance Corp(a) 2.75%, 09/23/2026	186,945
	Altria Group Inc
90,000	3.40%, 02/04/2041	59,575
170,000	3.70%, 02/04/2051	108,656
	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc
725,000	4.70%, 02/01/2036	694,570
405,000	4.90%, 02/01/2046	380,655
85,000	Anheuser-Busch InBev Finance Inc 4.90%, 02/01/2046	79,891
	Anheuser-Busch InBev Worldwide Inc
500,000	4.95%, 01/15/2042	475,926
30,000	3.75%, 07/15/2042	24,300
80,000	4.60%, 04/15/2048	71,823
260,000	4.44%, 10/06/2048	228,036
50,000	5.55%, 01/23/2049	51,066
200,000	Archer-Daniels-Midland Co 2.90%, 03/01/2032	180,395
200,000	Ashtead Capital Inc(a) 1.50%, 08/12/2026	174,645
	Astrazeneca Finance LLC
45,000	1.20%, 05/28/2026	40,708
465,000	1.75%, 05/28/2028	410,229
	BAT Capital Corp
430,000	2.79%, 09/06/2024	416,034
115,000	3.56%, 08/15/2027	105,206
215,000	2.26%, 03/25/2028	180,113
230,000	4.74%, 03/16/2032	204,421
20,000	4.54%, 08/15/2047	14,664

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
$ 250,000	BAT International Finance PLC 4.45%, 03/16/2028	$ 236,664
630,000	Baxter International Inc 2.27%, 12/01/2028	551,709
450,000	Becton Dickinson and Co 4.67%, 06/06/2047	420,971
220,000	Boston Scientific Corp 1.90%, 06/01/2025	207,803
	Bristol Myers Squibb Co
55,000	3.40%, 07/26/2029	53,090
150,000	2.95%, 03/15/2032(e)	137,405
210,000	3.55%, 03/15/2042	184,484
60,000	2.55%, 11/13/2050	42,448
	Cargill Inc(a)
240,000	2.13%, 11/10/2031	200,096
160,000	4.00%, 06/22/2032	156,573
285,000	Centene Corp 2.63%, 08/01/2031	226,718
200,000	Chapman University 2.07%, 04/01/2031	167,163
	Cigna Corp
580,000	1.25%, 03/15/2026	523,222
175,000	4.90%, 12/15/2048	167,974
725,000	3.40%, 03/15/2050	553,365
100,000	Coca-Cola Co 3.00%, 03/05/2051	80,746
115,000	CommonSpirit Health 2.76%, 10/01/2024	111,972
209,000	Conagra Brands Inc 4.85%, 11/01/2028	206,129
140,000	Constellation Brands Inc 3.60%, 02/15/2028	132,821
	CSL Finance PLC(a)
50,000	3.85%, 04/27/2027	49,529
215,000	4.05%, 04/27/2029	211,070
390,000	4.25%, 04/27/2032	381,310
	CVS Health Corp
515,000	4.78%, 03/25/2038	487,476
285,000	4.13%, 04/01/2040	248,762
400,000	Diageo Capital PLC 2.00%, 04/29/2030	341,230
	Elevance Health Inc
55,000	2.88%, 09/15/2029	49,550
115,000	4.63%, 05/15/2042	109,203
295,000	Gilead Sciences Inc 1.65%, 10/01/2030	241,719
	Global Payments Inc
160,000	1.20%, 03/01/2026	140,949
70,000	4.80%, 04/01/2026	69,997
85,000	2.15%, 01/15/2027	75,443
120,000	3.20%, 08/15/2029	104,866
100,000	2.90%, 05/15/2030	84,379
525,000	GSK Consumer Healthcare Capital US LLC(a) 3.38%, 03/24/2027	502,493
	HCA Inc
220,000	3.50%, 09/01/2030	187,156
40,000	4.63%, 03/15/2052(a)	32,002
Principal Amount		Fair Value
Consumer, Non-Cyclical — (continued)
	Howard University
$ 100,000	2.80%, 10/01/2030	$ 88,088
160,000	3.48%, 10/01/2041	130,814
	Humana Inc
320,000	3.70%, 03/23/2029	302,926
145,000	2.15%, 02/03/2032	117,412
310,000	JBS Finance Luxembourg SARL(a) 2.50%, 01/15/2027	269,657
225,000	JDE Peet's NV(a) 1.38%, 01/15/2027	193,520
145,000	Johnson & Johnson 3.55%, 03/01/2036	137,270
	Kaiser Foundation Hospitals
200,000	2.81%, 06/01/2041	155,076
260,000	3.00%, 06/01/2051	193,862
	Keurig Dr Pepper Inc
195,000	3.95%, 04/15/2029	186,028
200,000	4.50%, 04/15/2052	176,298
280,000	Kraft Heinz Foods Co(e) 3.75%, 04/01/2030	258,150
	Mondelez International Inc
135,000	1.50%, 05/04/2025	126,032
30,000	2.63%, 03/17/2027	28,057
10,000	2.75%, 04/13/2030	8,782
185,000	1.50%, 02/04/2031	145,043
20,000	3.00%, 03/17/2032(e)	17,390
315,000	Northwestern Memorial Healthcare Obligated Group 1.77%, 07/15/2031	256,170
145,000	Quest Diagnostics Inc 2.80%, 06/30/2031	124,213
	Royalty Pharma PLC
380,000	1.75%, 09/02/2027	323,929
220,000	2.20%, 09/02/2030	177,473
265,000	2.15%, 09/02/2031	206,775
	S&P Global Inc(a)
110,000	2.45%, 03/01/2027	102,960
185,000	2.70%, 03/01/2029	168,333
140,000	2.90%, 03/01/2032	124,770
115,000	Sutter Health 3.36%, 08/15/2050	88,222
	Sysco Corp
50,000	4.45%, 03/15/2048	43,891
225,000	6.60%, 04/01/2050	259,463
200,000	Takeda Pharmaceutical Co Ltd 2.05%, 03/31/2030	167,283
50,000	Thermo Fisher Scientific Inc 1.75%, 10/15/2028	43,712
125,000	Unilever Capital Corp 2.63%, 08/12/2051	90,344
	UnitedHealth Group Inc
255,000	4.00%, 05/15/2029	252,578
125,000	4.20%, 05/15/2032	124,898
65,000	3.75%, 10/15/2047	56,169
40,000	4.95%, 05/15/2062	40,555
		18,329,030

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Energy — 1.83%
	BP Capital Markets America Inc
$ 115,000	1.75%, 08/10/2030	$ 94,124
100,000	2.72%, 01/12/2032	86,079
145,000	2.94%, 06/04/2051	103,675
355,000	3.38%, 02/08/2061	262,267
285,000	Canadian Natural Resources Ltd 3.90%, 02/01/2025	281,973
125,000	ConocoPhillips Co 3.80%, 03/15/2052	106,964
25,000	Eastern Gas Transmission & Storage Inc(a) 3.00%, 11/15/2029	22,529
	Energy Transfer LP
125,000	3.90%, 07/15/2026	120,110
55,000	5.25%, 04/15/2029	54,475
175,000	5.35%, 05/15/2045	152,379
140,000	6.13%, 12/15/2045	133,529
550,000	5.00%, 05/15/2050	468,019
	Enterprise Products Operating LLC
425,000	2.80%, 01/31/2030	372,077
160,000	4.80%, 02/01/2049	144,682
	Equinor ASA
205,000	3.63%, 04/06/2040	179,768
90,000	3.70%, 04/06/2050	77,385
	Exxon Mobil Corp
35,000	3.48%, 03/19/2030	33,567
210,000	4.23%, 03/19/2040	198,435
	Galaxy Pipeline Assets Bidco Ltd
255,478	2.94%, 09/30/2040(a)	208,389
383,218	2.94%, 09/30/2040	311,844
100,000	Halliburton Co 4.85%, 11/15/2035	96,155
145,000	Hess Corp 7.30%, 08/15/2031	162,280
	Marathon Petroleum Corp
150,000	4.70%, 05/01/2025	151,756
15,000	4.75%, 09/15/2044	13,215
	MPLX LP
300,000	4.00%, 02/15/2025	295,996
70,000	1.75%, 03/01/2026	63,024
35,000	4.13%, 03/01/2027	33,839
75,000	4.25%, 12/01/2027	72,373
475,000	4.50%, 04/15/2038	416,466
140,000	4.95%, 03/14/2052	120,982
160,000	4.90%, 04/15/2058	132,033
	ONEOK Inc
65,000	4.55%, 07/15/2028	62,842
165,000	3.10%, 03/15/2030	141,854
40,000	6.35%, 01/15/2031	41,784
55,000	Ovintiv Inc 7.38%, 11/01/2031	60,463
	Plains All American Pipeline LP / PAA Finance Corp
55,000	3.55%, 12/15/2029	48,458
550,000	3.80%, 09/15/2030	486,158
Principal Amount		Fair Value
Energy — (continued)
$ 300,000	Qatar Energy(a) 3.30%, 07/12/2051	$ 231,521
400,000	Reliance Industries Ltd(a) 3.63%, 01/12/2052	289,973
	Sabine Pass Liquefaction LLC
57,000	5.63%, 03/01/2025	58,135
75,000	5.00%, 03/15/2027	75,181
60,000	4.20%, 03/15/2028	57,705
350,000	4.50%, 05/15/2030	335,411
84,000	Schlumberger Holdings Corp(a) 4.30%, 05/01/2029	80,980
	Shell International Finance BV
240,000	3.25%, 04/06/2050	189,104
145,000	3.00%, 11/26/2051	108,542
	Targa Resources Corp
140,000	5.20%, 07/01/2027	140,605
285,000	4.20%, 02/01/2033(e)	258,166
20,000	4.95%, 04/15/2052	17,139
85,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 4.00%, 01/15/2032	72,740
	TransCanada PipeLines Ltd
115,000	1.00%, 10/12/2024	107,265
145,000	4.10%, 04/15/2030	138,495
115,000	2.50%, 10/12/2031	95,595
90,000	Transcontinental Gas Pipe Line Co LLC 3.25%, 05/15/2030	80,824
125,000	Valero Energy Corp(e) 4.00%, 04/01/2029	118,249
		8,267,578
Financial — 12.80%
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
1,350,000	6.50%, 07/15/2025	1,381,290
725,000	2.45%, 10/29/2026	631,303
565,000	3.30%, 01/30/2032	452,278
1,600,000	Air Lease Corp 2.88%, 01/15/2026	1,468,633
	American Express Co
150,000	4.20%, 11/06/2025	151,392
260,000	2.55%, 03/04/2027	242,260
	American International Group Inc
510,000	2.50%, 06/30/2025	486,054
750,000	3.40%, 06/30/2030	686,404
	American Tower Corp REIT
140,000	1.45%, 09/15/2026	122,444
40,000	3.65%, 03/15/2027	37,985
240,000	1.50%, 01/31/2028	199,553
	Aon Corp / Aon Global Holdings PLC
35,000	2.85%, 05/28/2027	32,826
95,000	3.90%, 02/28/2052	77,701

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 305,000	Athene Global Funding(a) 2.65%, 10/04/2031	$ 243,282
1,675,000	Avolon Holdings Funding Ltd(a) 2.88%, 02/15/2025	1,540,691
1,000,000	Banco Santander SA 4.25%, 04/11/2027	964,590
	Bank of America Corp
35,000	3.86%, 07/23/2024	34,846
715,000	3.88%, 08/01/2025	711,894
515,000	1.66%, 03/11/2027	461,558
1,625,000	4.18%, 11/25/2027	1,579,265
830,000	3.82%, 01/20/2028	795,872
340,000	3.59%, 07/21/2028	320,655
315,000	2.88%, 10/22/2030	275,076
200,000	2.59%, 04/29/2031	169,629
1,080,000	1.92%, 10/24/2031	862,692
370,000	2.30%, 07/21/2032	298,996
175,000	2.57%, 10/20/2032	144,342
200,000	2.97%, 02/04/2033	170,385
885,000	4.57%, 04/27/2033	861,292
435,000	6.11%, 01/29/2037	467,924
525,000	3.31%, 04/22/2042	411,657
135,000	4.08%, 03/20/2051	116,351
	Bank of New York Mellon Corp
45,000	1.95%, 08/23/2022	44,975
580,000	2.05%, 01/26/2027	532,904
355,000	Bank of Nova Scotia 1.95%, 02/02/2027	320,225
1,725,000	Barclays PLC 2.85%, 05/07/2026	1,628,910
170,000	Berkshire Hathaway Finance Corp 4.20%, 08/15/2048	155,320
400,000	BlackRock Inc 1.90%, 01/28/2031	331,787
	BNP Paribas SA(a)
1,800,000	2.22%, 06/09/2026	1,661,711
200,000	1.32%, 01/13/2027	176,691
200,000	2.16%, 09/15/2029	167,289
	BPCE SA(a)
1,675,000	1.65%, 10/06/2026	1,499,306
260,000	2.05%, 10/19/2027	229,353
425,000	3.12%, 10/19/2032	342,441
270,000	Brighthouse Financial Global Funding(a) 1.75%, 01/13/2025	251,052
225,000	Capital One Financial Corp 5.27%, 05/10/2033	220,940
	Citigroup Inc
550,000	3.35%, 04/24/2025	538,697
170,000	0.98%, 05/01/2025	159,261
430,000	3.70%, 01/12/2026	421,354
925,000	1.46%, 06/09/2027	817,784
1,025,000	4.45%, 09/29/2027	1,003,815
700,000	3.89%, 01/10/2028	673,017
330,000	2.57%, 06/03/2031	277,394
525,000	3.06%, 01/25/2033	445,019
Principal Amount		Fair Value
Financial — (continued)
	Corebridge Financial Inc(a)
$ 65,000	3.85%, 04/05/2029	$ 60,068
360,000	3.90%, 04/05/2032	322,963
1,500,000	Credit Suisse Group AG(a) 4.28%, 01/09/2028	1,400,331
200,000	Danske Bank A/S(a) 5.38%, 01/12/2024	201,770
775,000	Deutsche Bank AG 3.04%, 05/28/2032	613,189
625,000	Duke Realty LP REIT 1.75%, 07/01/2030	511,182
	Equinix Inc REIT
30,000	1.80%, 07/15/2027	26,031
110,000	2.00%, 05/15/2028	94,431
155,000	2.50%, 05/15/2031	125,599
405,000	Equitable Financial Life Global Funding(a) 1.80%, 03/08/2028	351,058
600,000	Essex Portfolio LP REIT 3.00%, 01/15/2030	530,230
215,000	Fifth Third Bancorp 2.38%, 01/28/2025	205,898
100,000	GLP Capital LP / GLP Financing II Inc REIT 5.30%, 01/15/2029	95,511
	Goldman Sachs Group Inc
100,000	0.93%, 10/21/2024	95,626
1,160,000	2.62%, 04/22/2032	963,073
345,000	2.38%, 07/21/2032	278,986
60,000	2.65%, 10/21/2032	49,442
220,000	3.10%, 02/24/2033	187,897
525,000	Healthcare Realty Trust Inc REIT 2.05%, 03/15/2031	412,289
225,000	Host Hotels & Resorts LP REIT 2.90%, 12/15/2031	178,642
	HSBC Holdings PLC
250,000	0.98%, 05/24/2025	233,107
655,000	1.59%, 05/24/2027	575,212
200,000	2.80%, 05/24/2032	164,236
200,000	4.76%, 03/29/2033	184,473
	Intercontinental Exchange Inc
70,000	4.35%, 06/15/2029	69,300
35,000	4.60%, 03/15/2033	34,879
25,000	4.95%, 06/15/2052	24,679
175,000	Invitation Homes Operating Partnership LP REIT 2.30%, 11/15/2028	147,202
	JPMorgan Chase & Co
135,000	3.80%, 07/23/2024	134,497
265,000	4.02%, 12/05/2024	264,092
690,000	3.22%, 03/01/2025	677,586
355,000	2.95%, 10/01/2026	337,797
215,000	3.96%, 01/29/2027	209,765
230,000	4.32%, 04/26/2028	226,211
560,000	3.51%, 01/23/2029	523,797
175,000	3.70%, 05/06/2030	162,788
200,000	2.52%, 04/22/2031	170,344
700,000	1.76%, 11/19/2031	553,530

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Financial — (continued)
$ 110,000	1.95%, 02/04/2032	$ 87,920
270,000	2.58%, 04/22/2032	227,179
405,000	2.55%, 11/08/2032	336,490
475,000	2.96%, 01/25/2033	407,721
665,000	4.59%, 04/26/2033	653,190
80,000	3.11%, 04/22/2041	62,016
95,000	3.11%, 04/22/2051	69,627
220,000	Keycorp 2.55%, 10/01/2029	190,864
1,725,000	Macquarie Group Ltd(a) 1.34%, 01/12/2027	1,516,088
	Marsh & McLennan Cos Inc
230,000	4.05%, 10/15/2023	230,636
195,000	3.88%, 03/15/2024	195,424
55,000	4.75%, 03/15/2039	53,813
99,000	Massachusetts Mutual Life Insurance Co(a) 3.73%, 10/15/2070	72,177
625,000	Mastercard Inc 3.30%, 03/26/2027	614,138
370,000	Metropolitan Life Global Funding I(a) 2.40%, 01/11/2032	310,912
	Morgan Stanley
230,000	2.72%, 07/22/2025	221,576
130,000	1.16%, 10/21/2025	120,441
385,000	3.63%, 01/20/2027	372,895
754,000	3.95%, 04/23/2027	730,125
865,000	1.59%, 05/04/2027	767,825
235,000	4.21%, 04/20/2028	229,749
600,000	3.77%, 01/24/2029	569,307
100,000	4.43%, 01/23/2030	97,162
445,000	2.70%, 01/22/2031	385,423
695,000	1.79%, 02/13/2032	546,685
580,000	1.93%, 04/28/2032	459,922
70,000	2.51%, 10/20/2032	57,838
425,000	2.48%, 09/16/2036	326,791
500,000	Nationwide Building Society(a) 3.96%, 07/18/2030	463,685
25,000	New York Life Insurance Co(a) 3.75%, 05/15/2050	20,419
500,000	Nomura Holdings Inc 2.61%, 07/14/2031	398,782
180,000	Progressive Corp 3.20%, 03/26/2030	167,453
	Realty Income Corp REIT
95,000	3.40%, 01/15/2028	89,743
10,000	2.20%, 06/15/2028	8,768
	SBA Tower Trust REIT(a)
80,000	3.45%, 03/15/2023	79,331
155,000	2.84%, 01/15/2025	149,588
260,000	State Street Corp 3.78%, 12/03/2024	259,500
400,000	Toronto-Dominion Bank 4.46%, 06/08/2032	395,534
	Truist Bank
200,000	3.30%, 05/15/2026	192,771
500,000	2.25%, 03/11/2030	418,655
475,000	Truist Financial Corp 1.89%, 06/07/2029	408,269
Principal Amount		Fair Value
Financial — (continued)
	UBS Group AG(a)
$ 200,000	4.75%, 05/12/2028	$ 197,926
240,000	2.75%, 02/11/2033	195,323
350,000	US Bancorp(f) 3.70%, Perpetual	268,625
	VICI Properties LP REIT
350,000	4.75%, 02/15/2028	334,064
160,000	4.95%, 02/15/2030	151,634
220,000	5.13%, 05/15/2032	207,315
75,000	Visa Inc 4.30%, 12/14/2045	74,087
	Wells Fargo & Co
415,000	2.41%, 10/30/2025	395,081
190,000	3.91%, 04/25/2026	186,862
250,000	2.19%, 04/30/2026	233,888
750,000	4.30%, 07/22/2027	741,702
360,000	2.39%, 06/02/2028	322,390
250,000	2.88%, 10/30/2030	219,844
280,000	3.35%, 03/02/2033	248,490
130,000	5.01%, 04/04/2051	127,504
220,000	Welltower Inc REIT 4.00%, 06/01/2025	218,361
475,000	Westpac Banking Corp 4.11%, 07/24/2034	434,152
765,000	Willis North America Inc 2.95%, 09/15/2029	655,844
		57,877,600
Industrial — 1.85%
	Boeing Co
30,000	2.70%, 02/01/2027	26,698
330,000	5.04%, 05/01/2027	325,964
1,575,000	3.45%, 11/01/2028	1,399,421
200,000	5.81%, 05/01/2050	183,694
200,000	Burlington Northern Santa Fe LLC 4.05%, 06/15/2048	181,223
	Canadian Pacific Railway Co
400,000	2.05%, 03/05/2030	338,492
180,000	2.45%, 12/02/2031	154,005
205,000	Caterpillar Inc 2.60%, 04/09/2030	185,537
15,000	CSX Corp 4.50%, 03/15/2049	14,042
435,000	DAE Funding LLC(a) 1.55%, 08/01/2024	407,446
200,000	GE Capital International Funding Co Unlimited Co 4.42%, 11/15/2035	186,799
	General Electric Co
125,000	6.75%, 03/15/2032	139,840
575,000	5.88%, 01/14/2038	594,684
	John Deere Capital Corp
75,000	1.75%, 03/09/2027	68,381
20,000	3.45%, 03/07/2029	19,319
	L3Harris Technologies Inc
320,000	3.85%, 06/15/2023	319,954
32,000	4.40%, 06/15/2028	31,428

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Industrial — (continued)
	Lockheed Martin Corp
$ 70,000	3.80%, 03/01/2045	$ 61,827
47,000	4.09%, 09/15/2052	43,756
325,000	Martin Marietta Materials Inc 3.20%, 07/15/2051	230,396
235,000	Northrop Grumman Corp 5.15%, 05/01/2040	237,947
	Otis Worldwide Corp
150,000	2.57%, 02/15/2030	129,579
300,000	3.11%, 02/15/2040	232,269
	Parker-Hannifin Corp
180,000	4.25%, 09/15/2027(e)	178,743
125,000	4.50%, 09/15/2029	124,381
195,000	Penske Truck Leasing Co LP / PTL Finance Corp(a) 4.40%, 07/01/2027	191,152
	Raytheon Technologies Corp
300,000	3.95%, 08/16/2025	300,628
30,000	4.45%, 11/16/2038	28,615
60,000	4.63%, 11/16/2048	58,565
45,000	3.03%, 03/15/2052	33,509
485,000	Siemens Financieringsmaatschappij NV(a) 1.20%, 03/11/2026	438,985
	Union Pacific Corp
25,000	2.40%, 02/05/2030	22,105
770,000	2.38%, 05/20/2031(e)	665,335
350,000	2.80%, 02/14/2032(e)	311,544
600,000	Waste Management Inc(e) 1.15%, 03/15/2028	511,326
		8,377,589
Technology — 2.45%
550,000	Adobe Inc 2.15%, 02/01/2027	514,131
	Apple Inc
255,000	3.85%, 08/04/2046	233,241
295,000	2.65%, 02/08/2051	217,420
	Broadcom Inc
12,000	4.11%, 09/15/2028	11,386
50,000	4.15%, 11/15/2030	45,811
325,000	4.15%, 04/15/2032(a)	293,411
30,000	4.30%, 11/15/2032	27,247
280,000	2.60%, 02/15/2033(a)	215,294
686,000	3.42%, 04/15/2033(a)	567,147
266,000	3.47%, 04/15/2034(a)	216,489
417,000	3.14%, 11/15/2035(a)	316,662
329,000	3.19%, 11/15/2036(a)	250,098
65,000	4.93%, 05/15/2037(a)	58,275
	CDW LLC / CDW Finance Corp
90,000	2.67%, 12/01/2026	80,184
80,000	3.28%, 12/01/2028	69,008
80,000	3.57%, 12/01/2031	66,093
257,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	299,992
Principal Amount		Fair Value
Technology — (continued)
$ 315,000	Fidelity National Information Services Inc 2.25%, 03/01/2031	$ 255,662
315,000	Fiserv Inc 3.80%, 10/01/2023	315,152
325,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	326,899
	Intel Corp
220,000	2.80%, 08/12/2041	167,834
135,000	3.25%, 11/15/2049	104,937
290,000	3.05%, 08/12/2051	215,911
115,000	International Business Machines Corp(e) 2.72%, 02/09/2032	99,868
500,000	Intuit Inc 1.35%, 07/15/2027	436,572
205,000	Kyndryl Holdings Inc(a) 3.15%, 10/15/2031	151,778
425,000	Lam Research Corp 1.90%, 06/15/2030	358,622
255,000	Marvell Technology Inc 2.95%, 04/15/2031	213,834
245,000	Microchip Technology Inc 2.67%, 09/01/2023	240,918
	Microsoft Corp
85,000	2.53%, 06/01/2050	62,605
103,000	2.68%, 06/01/2060	73,847
	NVIDIA Corp
480,000	1.55%, 06/15/2028	420,477
60,000	3.50%, 04/01/2040	52,520
	NXP BV / NXP Funding LLC
295,000	4.88%, 03/01/2024	297,870
71,000	5.35%, 03/01/2026	72,332
	NXP BV / NXP Funding LLC / NXP USA Inc
40,000	3.15%, 05/01/2027	37,063
89,000	4.30%, 06/18/2029	84,908
325,000	2.65%, 02/15/2032	266,970
	Oracle Corp
425,000	2.30%, 03/25/2028	365,666
444,000	3.60%, 04/01/2040	331,801
10,000	4.13%, 05/15/2045	7,606
160,000	4.00%, 07/15/2046	118,292
80,000	4.00%, 11/15/2047	59,323
1,041,000	3.60%, 04/01/2050	723,139
181,000	3.95%, 03/25/2051	132,944
35,000	4.10%, 03/25/2061	24,762
415,000	Salesforce Inc 1.95%, 07/15/2031	352,504
425,000	Skyworks Solutions Inc 3.00%, 06/01/2031	349,078
225,000	Take-Two Interactive Software Inc 3.70%, 04/14/2027	218,396
	VMware Inc
100,000	1.80%, 08/15/2028	83,046
300,000	2.20%, 08/15/2031	236,228
	Workday Inc
125,000	3.50%, 04/01/2027	119,537

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Technology — (continued)
$ 150,000	3.70%, 04/01/2029	$ 140,309
100,000	3.80%, 04/01/2032(e)	91,368
		11,092,467
Utilities — 3.12%
335,000	Alabama Power Co 3.45%, 10/01/2049	265,026
425,000	Alliant Energy Finance LLC(a) 4.25%, 06/15/2028	416,483
	American Water Capital Corp
125,000	3.75%, 09/01/2028	120,979
180,000	4.45%, 06/01/2032	178,938
125,000	4.15%, 06/01/2049	110,700
350,000	Berkshire Hathaway Energy Co 3.70%, 07/15/2030	335,806
65,000	Boston Gas Co(a) 3.76%, 03/16/2032	60,508
5,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	4,710
105,000	Commonwealth Edison Co 3.65%, 06/15/2046	89,006
190,000	Consolidated Edison Co of New York Inc 3.20%, 12/01/2051	143,987
	Dominion Energy Inc
195,000	3.07%, 08/15/2024(b)	190,376
60,000	3.38%, 04/01/2030	54,848
165,000	Dominion Energy South Carolina Inc 5.10%, 06/01/2065	163,959
	Duke Energy Carolinas LLC
518,000	5.30%, 02/15/2040	537,778
145,000	3.45%, 04/15/2051	117,900
	Duke Energy Corp
475,000	3.15%, 08/15/2027	448,664
507,000	2.55%, 06/15/2031	421,187
145,000	Duke Energy Ohio Inc 3.65%, 02/01/2029	138,455
30,000	Duke Energy Progress LLC 4.00%, 04/01/2052	26,811
100,000	Eastern Energy Gas Holdings LLC 2.50%, 11/15/2024	96,596
	Enel Finance International NV(a)
575,000	1.38%, 07/12/2026	504,184
400,000	5.00%, 06/15/2032	386,173
975,000	Entergy Corp 2.95%, 09/01/2026	924,069
125,000	Evergy Metro Inc 4.20%, 03/15/2048	111,949
	Exelon Corp
450,000	4.05%, 04/15/2030	431,813
45,000	4.10%, 03/15/2052(a)	38,793
	Georgia Power Co
225,000	2.10%, 07/30/2023	221,747
170,000	4.70%, 05/15/2032	170,451
145,000	4.75%, 09/01/2040	132,842
Principal Amount		Fair Value
Utilities — (continued)
$ 515,000	Gulf Power Co 4.55%, 10/01/2044	$ 484,757
	NextEra Energy Capital Holdings Inc
435,000	4.63%, 07/15/2027	440,938
410,000	2.25%, 06/01/2030	344,291
	NiSource Inc
150,000	3.49%, 05/15/2027	143,587
130,000	3.60%, 05/01/2030	119,103
55,000	1.70%, 02/15/2031	42,995
85,000	4.38%, 05/15/2047	74,801
195,000	Oglethorpe Power Corp 5.05%, 10/01/2048	182,542
345,000	Oncor Electric Delivery Co LLC 2.75%, 05/15/2030	314,011
	Pacific Gas & Electric Co
590,000	5.45%, 06/15/2027	570,960
1,475,000	2.10%, 08/01/2027	1,236,442
155,000	4.55%, 07/01/2030	137,722
580,000	2.50%, 02/01/2031	443,661
185,000	3.25%, 06/01/2031	149,418
195,000	4.95%, 07/01/2050	155,593
	PacifiCorp
135,000	2.70%, 09/15/2030	119,661
165,000	3.30%, 03/15/2051	129,000
45,000	Pennsylvania Electric Co(a) 4.15%, 04/15/2025	44,235
	Puget Energy Inc
185,000	3.65%, 05/15/2025	181,115
165,000	4.10%, 06/15/2030	153,364
	Sempra Energy
210,000	3.40%, 02/01/2028	198,297
45,000	3.70%, 04/01/2029	42,259
60,000	3.80%, 02/01/2038	50,644
15,000	4.00%, 02/01/2048	12,474
100,000	Sierra Pacific Power Co 2.60%, 05/01/2026	95,108
	Southern California Edison Co
195,000	4.70%, 06/01/2027	195,351
395,000	2.25%, 06/01/2030	331,617
310,000	2.75%, 02/01/2032	261,853
27,000	4.00%, 04/01/2047	21,901
88,000	4.13%, 03/01/2048	72,398
105,000	3.65%, 02/01/2050	80,275
210,000	Southern Co 3.70%, 04/30/2030	194,856
25,000	Southern Co Gas Capital Corp 2.45%, 10/01/2023	24,655
95,000	Virginia Electric and Power Co 4.63%, 05/15/2052	91,926

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Utilities — (continued)
$ 125,000	Xcel Energy Inc 4.60%, 06/01/2032	$ 123,970
		14,110,518
TOTAL CORPORATE BONDS AND NOTES — 32.13% (Cost $167,688,320)		$ 145,338,491
FOREIGN GOVERNMENT BONDS AND NOTES
200,000	Bermuda Government International Bond 2.38%, 08/20/2030	166,981
	Chile Government International Bond
695,000	3.10%, 05/07/2041	528,791
305,000	3.50%, 04/15/2053	230,577
420,000	Finance Department Government of Sharjah 3.63%, 03/10/2033	359,100
250,000	Hungary Government International Bond(a) 5.25%, 06/16/2029	248,975
	Indonesia Government International Bond
340,000	4.35%, 01/08/2027	339,123
280,000	3.35%, 03/12/2071	196,699
360,000	Israel Government International Bond 3.25%, 01/17/2028	350,550
	Mexico Government International Bond
510,000	2.66%, 05/24/2031	419,719
846,000	3.50%, 02/12/2034	698,787
885,000	4.28%, 08/14/2041	699,446
800,000	4.75%, 03/08/2044	664,796
405,000	3.77%, 05/24/2061	262,283
	Panama Government International Bond
200,000	3.16%, 01/23/2030	177,592
865,000	4.50%, 04/16/2050	703,886
340,000	3.87%, 07/23/2060	240,068
200,000	4.50%, 01/19/2063	153,657
380,000	Peruvian Government International Bond 3.30%, 03/11/2041	287,400
1,045,000	Philippine Government International Bond 3.70%, 02/02/2042	863,536
	Romanian Government International Bond
472,000	3.00%, 02/27/2027(a)	415,694
1,072,000	3.00%, 02/14/2031	823,991
1,000,000	Saudi Government International Bond 4.50%, 10/26/2046	911,000
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.15% (Cost $12,485,775)		$ 9,742,651
Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.62%
$ 293,841	Ajax Mortgage Loan Trust(a)(b) Series 2021-C Class A 2.12%, 01/25/2061	$ 274,664
	Angel Oak Mortgage Trust(a)(d)
	Series 2018-3 Class A1
6,542	3.65%, 09/25/2048	6,508
	Series 2019-2 Class A1
6,542	3.63%, 03/25/2049	6,519
	Series 2019-4 Class A1
30,277	2.99%, 07/26/2049	30,133
	Series 2020-1 Class A1
49,415	2.47%, 12/25/2059	47,875
	Series 2020-2 Class A1A
112,811	2.53%, 01/26/2065	108,525
	Series 2020-4 Class A1
64,699	1.47%, 06/25/2065	61,816
	Series 2020-6 Class A1
51,797	1.26%, 05/25/2065	49,499
	Series 2020-R1 Class A1
167,630	0.99%, 04/25/2053	161,799
	Series 2021-1 Class A1
183,285	0.91%, 01/25/2066	169,989
	Series 2021-2 Class A1
333,428	0.99%, 04/25/2066	303,265
	Series 2021-4 Class A1
256,750	1.04%, 01/20/2065	217,232
	Series 2021-5 Class A1
416,570	0.95%, 07/25/2066	370,758
	Series 2021-8 Class A1
294,352	1.82%, 11/25/2066	266,173
	Arroyo Mortgage Trust(a)(d)
	Series 2019-2 Class A1
86,984	3.35%, 04/25/2049	84,458
	Series 2019-3 Class A1
80,127	2.96%, 10/25/2048	77,537
	BANK
	Series 2017-BNK8 Class A4
350,000	3.49%, 11/15/2050	337,652
	Series 2019-BN16 Class XA
2,531,922	1.10%, 02/15/2052(d)	120,123
	Series 2019-BN17 Class A4
632,000	3.71%, 04/15/2052	610,310
	Series 2019-BN18 Class XA
986,321	1.04%, 05/15/2062(d)	46,780
	Series 2019-BN20 Class XA
1,278,880	0.95%, 09/15/2062(d)	58,589
	Series 2019-BN22 Class XA
1,791,909	0.71%, 11/15/2062(d)	63,422
	Series 2019-BN23 Class XA
2,938,935	0.81%, 12/15/2052(d)	120,078

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2019-BN24 Class XA
$ 990,942	0.76%, 11/15/2062(d)	$ 38,262
	Series 2020-BN26 Class XA
1,066,228	1.34%, 03/15/2063(d)	72,592
	Series 2020-BN28 Class XA
2,397,615	1.90%, 03/15/2063(d)	257,579
	Series 2020-BN29 Class XA
2,864,713	1.45%, 11/15/2053(d)	233,080
	Series 2021-BN31 Class A4
275,000	2.04%, 02/15/2054	230,427
	Series 2021-BN32 Class A5
1,500,000	2.64%, 04/15/2054	1,321,985
	Barclays Commercial Mortgage Trust
	Series 2017-DELC Class A
228,000	2.17%, 08/15/2036(a)(c) 1-mo. LIBOR + 0.85%	223,267
	Series 2020-C6 Class A4
1,500,000	2.64%, 02/15/2053	1,337,826
120,000	BBCMS Mortgage Trust(d) Series 2022-C16 Class A5 4.60%, 06/15/2055	122,554
	Benchmark Mortgage Trust
	Series 2018-B1 Class A5
400,000	3.67%, 01/15/2051(d)	387,392
	Series 2019-B10 Class XA
2,341,767	1.39%, 03/15/2062(d)	134,332
	Series 2019-B11 Class A2
325,000	3.41%, 05/15/2052	318,641
	Series 2019-B11 Class A5
455,859	3.54%, 05/15/2052	434,403
	Series 2019-B12 Class A5
1,498,000	3.12%, 08/15/2052	1,387,626
	Series 2019-B12 Class XA
978,858	1.18%, 08/15/2052(d)	46,556
	Series 2019-B9 Class A5
1,400,000	4.02%, 03/15/2052	1,374,159
	Series 2020-B18 Class XA
633,131	1.92%, 07/15/2053(d)	55,938
	Series 2020-B22 Class XA
1,108,626	1.63%, 01/15/2054(d)	106,437
201,488	BINOM Securitization Trust(a)(d) Series 2021-INV1 Class A1 2.03%, 06/25/2056	184,693
	BRAVO Residential Funding Trust(a)
	Series 2021-C Class A1
468,490	1.62%, 03/01/2061(b)	433,917
	Series 2021-NQM2 Class A1
132,182	0.97%, 03/25/2060(d)	126,699
Principal Amount		Fair Value
Non-Agency — (continued)
$ 129,799	Bunker Hill Loan Depository Trust(a)(d) Series 2020-1 Class A1 1.72%, 02/25/2055	$ 125,647
100,000	CAMB Commercial Mortgage Trust(a)(c) Series 2019-LIFE Class C 2.77%, 12/15/2037 1-mo. LIBOR + 1.45%	96,483
113,195	Cascade MH Asset Trust(a) Series 2021-MH1 Class A1 1.75%, 02/25/2046	101,322
271,313	CD Mortgage Trust Series 2017-CD3 Class AAB 3.45%, 02/10/2050	267,929
248,000	CFCRE Commercial Mortgage Trust Series 2016-C3 Class A3 3.87%, 01/10/2048	244,092
14,516	CIM Trust(a)(d) Series 2017-7 Class A 3.00%, 04/25/2057	14,492
403,000	Citigroup Commercial Mortgage Trust Series 2015-GC33 Class A4 3.78%, 09/10/2058	399,139
	Citigroup Mortgage Loan Trust Inc
	Series 2018-RP1 Class A1
35,496	3.00%, 09/25/2064(a)(d)	34,877
	Series 2018-RP2 Class A1
118,097	3.50%, 02/25/2058	116,064
	Series 2018-RP3 Class A1
136,513	3.25%, 03/25/2061(a)(d)	132,669
	Series 2019-E Class A1
146,382	3.23%, 11/25/2070(a)(b)	146,181
	COLT Mortgage Loan Trust(a)(d)
	Series 2020-2R Class A1
115,164	1.33%, 10/26/2065	113,520
	Series 2021-2 Class A1
244,190	0.92%, 08/25/2066	214,419
	Series 2021-3 Class A1
450,074	0.96%, 09/27/2066	389,208
	Series 2021-HX1 Class A1
586,360	1.11%, 10/25/2066	514,768
	Series 2022-4 Class A1
97,824	4.30%, 03/25/2067	96,629
	COMM Mortgage Trust
	Series 2013-LC6 Class A4
196,922	2.94%, 01/10/2046	196,293
	Series 2020-CX Class A
150,000	2.17%, 11/10/2046(a)	123,571
	Series 2022-HC Class A
100,000	2.82%, 01/10/2039(a)	91,865
	Series 2022-HC Class C
120,000	3.38%, 01/10/2039(a)	108,860

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
$ 121,000	Connecticut Avenue Securities Trust(a)(c) Series 2021-R03 Class 1M2 2.60%, 12/25/2041 1-mo. SOFR + 1.65%	$ 107,747
	Credit Suisse Mortgage Trust(a)
	Series 2017-FHA1 Class A1
36,385	3.25%, 04/25/2047(d)	33,851
	Series 2018-RPL9 Class A
145,942	3.85%, 09/25/2057(d)	141,625
	Series 2020-NET Class A
97,883	2.26%, 08/15/2037	90,268
	Series 2020-NQM1 Class A1
203,605	1.21%, 05/25/2065(b)	192,932
	Series 2020-RPL4 Class A1
353,288	2.00%, 01/25/2060(d)	330,353
	Series 2021-NQM2 Class A1
338,994	1.18%, 02/25/2066(d)	321,072
	Series 2021-NQM5 Class A1
239,853	0.94%, 05/25/2066(d)	207,824
	Series 2021-NQM6 Class A1
580,378	1.17%, 07/25/2066(d)	491,060
	Series 2021-NQM8 Class A1
290,179	1.84%, 10/25/2066(d)	260,141
	Series 2021-RPL4 Class A1
319,414	1.80%, 12/27/2060(d)	300,375
	Series 2022-NQM1 Class A1
656,551	2.27%, 11/25/2066(d)	581,540
248,950	CSAIL Commercial Mortgage Trust Series 2016-C6 Class ASB 2.96%, 01/15/2049	244,101
12,040,880	DBGS Mortgage Trust(d) Series 2018-C1 Class XA 0.32%, 10/15/2051	115,423
487,508	DBJPM Mortgage Trust(d) Series 2020-C9 Class XA 1.83%, 09/15/2053	38,216
	Ellington Financial Mortgage Trust(a)(d)
	Series 2020-2 Class A1
63,771	1.18%, 10/25/2065	61,398
	Series 2021-1 Class A1
43,775	0.80%, 02/25/2066	39,934
	Series 2021-2 Class A1
205,768	0.93%, 06/25/2066	186,036
Principal Amount		Fair Value
Non-Agency — (continued)
$ 134,000	Federal National Mortgage Association Connecticut Avenue Securities Trust(a)(c) Series 2021-R01 Class 1M2 2.50%, 10/25/2041 1-mo. SOFR + 1.55%	$ 124,288
	GCAT Trust(a)
	Series 2020-NQM2 Class A1
37,389	1.56%, 04/25/2065(b)	35,758
	Series 2021-NQM1 Class A1
231,350	0.87%, 01/25/2066(d)	212,779
	Series 2021-NQM4 Class A1
406,337	1.09%, 08/25/2066(d)	354,663
	Series 2021-NQM7 Class A1
236,228	1.92%, 08/25/2066(d)	224,626
	Goldman Sachs Mortgage Securities Trust(d)
	Series 2013-GC13 Class A5
380,000	4.17%, 07/10/2046	379,479
	Series 2020-GC45 Class XA
2,032,982	0.79%, 02/13/2053	74,064
	Imperial Fund Mortgage Trust(a)
	Series 2021-NQM2 Class A1
233,996	1.07%, 09/25/2056(d)	206,198
	Series 2022-NQM2 Class A1
624,562	3.64%, 03/25/2067(b)	594,927
	JPMorgan Commercial Mortgage Securities Trust
	Series 2015-C32 Class A5
261,000	3.60%, 11/15/2048	252,457
	Series 2016-C2 Class A4
545,000	3.14%, 06/15/2049	523,219
	Series 2016-C4 Class ASB
275,745	2.99%, 12/15/2049	269,044
	Series 2020-NNN Class AFX
120,000	2.81%, 01/16/2037(a)	113,887
	Legacy Mortgage Asset Trust(a)(b)
	Series 2021-GS2 Class A1
316,719	1.75%, 04/25/2061	296,910
	Series 2021-GS4 Class A1
110,817	1.65%, 11/25/2060	102,723
	MetLife Securitization Trust(a)(d)
	Series 2017-1A Class A
30,075	3.00%, 04/25/2055	29,183
	Series 2018-1A Class A
66,282	3.75%, 03/25/2057	64,559

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	MFA Trust(a)(d)
	Series 2020-NQM3 Class A1
$ 32,642	1.01%, 01/26/2065	$ 31,429
	Series 2021-NQM1 Class A1
302,756	1.15%, 04/25/2065	280,548
	Series 2021-NQM2 Class A1
186,243	1.03%, 11/25/2064	168,818
	Mill City Mortgage Loan Trust(a)(d)
	Series 2017-3 Class A1
67,062	2.75%, 01/25/2061	66,478
	Series 2018-1 Class A1
106,886	3.25%, 05/25/2062	105,030
	Series 2018-2 Class A1
66,061	3.50%, 05/25/2058	65,505
	Series 2018-3 Class A1
76,451	3.50%, 08/25/2058	74,785
	Series 2019-1 Class A1
141,970	3.25%, 10/25/2069	137,938
	Series 2019-GS1 Class A1
301,484	2.75%, 07/25/2059	294,452
	New Residential Mortgage Loan Trust(a)
	Series 2015-1A Class A3
26,168	3.75%, 05/28/2052(d)	25,397
	Series 2017-2A Class A3
77,293	4.00%, 03/25/2057(d)	75,250
	Series 2017-3A Class A1
123,238	4.00%, 04/25/2057(d)	120,588
	Series 2017-4A Class A1
43,796	4.00%, 05/25/2057(d)	42,468
	Series 2017-5A Class A1
43,546	3.13%, 06/25/2057(c) 1-mo. LIBOR + 1.50%	43,414
	Series 2017-6A Class A1
78,449	4.00%, 08/27/2057(d)	76,760
	Series 2018-1A Class A1A
400,053	4.00%, 12/25/2057(d)	389,042
	Series 2018-2A Class A1
80,191	4.50%, 02/25/2058(d)	79,305
	Series 2018-4A Class A1S
92,379	2.38%, 01/25/2048(c) 1-mo. LIBOR + 0.75%	90,442
	Series 2019-3A Class A1A
145,130	3.75%, 11/25/2058(d)	141,573
	Series 2019-5A Class A1B
144,992	3.50%, 08/25/2059(d)	141,578
	Series 2019-NQM4 Class A1
27,736	2.49%, 09/25/2059(d)	26,814
	Series 2020-1A Class A1B
90,333	3.50%, 10/25/2059(d)	86,726
	Series 2021-NQ1R Class A1
151,882	0.94%, 07/25/2055(d)	143,658
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-NQ2R Class A1
$ 247,156	0.94%, 10/25/2058(d)	$ 238,053
918,074	NMLT Trust(a)(d) Series 2021-INV1 Class A1 1.19%, 05/25/2056	824,321
	Onslow Bay Mortgage Loan Trust(a)(d)
	Series 2021-NQM1 Class A1
309,517	1.07%, 02/25/2066	290,923
	Series 2021-NQM3 Class A1
284,818	1.05%, 07/25/2061	246,161
	Series 2022-NQM1 Class A1
543,950	2.31%, 11/25/2061	474,133
	Preston Ridge Partners Mortgage LLC(a)(b)
	Series 2020-6 Class A1
75,817	2.36%, 11/25/2025	72,560
	Series 2021-3 Class A1
457,022	1.87%, 04/25/2026	430,870
	Series 2021-4 Class A1
590,436	1.87%, 04/25/2026	552,734
	Series 2021-6 Class A1
295,347	1.79%, 07/25/2026	275,271
	Series 2021-7 Class A1
457,279	1.87%, 08/25/2026	424,917
	Series 2021-9 Class A1
592,599	2.36%, 10/25/2026	556,334
	Series 2021-RPL1 Class A1
117,713	1.32%, 07/25/2051	108,540
150,000	Radnor RE Ltd(a)(c) Series 2020-1 Class M1A 2.58%, 01/25/2030 1-mo. LIBOR + 0.95%	146,916
129,527	Residential Mortgage Loan Trust(a)(d) Series 2021-1R Class A1 0.86%, 01/25/2065	124,963
490,000	SG Commercial Mortgage Securities Trust(a) Series 2020-COVE Class A 2.63%, 03/15/2037	464,039
	Starwood Mortgage Residential Trust(a)(d)
	Series 2020-3 Class A1
37,232	1.49%, 04/25/2065	36,243
	Series 2021-1 Class A1
253,982	1.22%, 05/25/2065	238,579
	Series 2021-2 Class A1
200,827	0.94%, 05/25/2065	191,142
	Series 2021-6 Class A1
451,624	1.92%, 11/25/2066	397,690
206,131	Toorak Mortgage Corp Ltd(a)(d) Series 2021-INV1 Class A1 1.15%, 07/25/2056	186,003

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Non-Agency — (continued)
	Towd Point Mortgage Trust(a)(d)
	Series 2016-4 Class A1
$ 4,704	2.25%, 07/25/2056	$ 4,694
	Series 2017-1 Class A1
157,019	2.75%, 10/25/2056	155,759
	Series 2017-2 Class A1
20,292	2.75%, 04/25/2057	20,161
	Series 2017-4 Class A1
240,605	2.75%, 06/25/2057	234,545
	Series 2017-6 Class A1
260,164	2.75%, 10/25/2057	254,207
	Series 2018-1 Class A1
25,718	3.00%, 01/25/2058	25,240
	Series 2018-2 Class A1
111,519	3.25%, 03/25/2058	109,196
	Series 2018-3 Class A1
97,989	3.75%, 05/25/2058	95,763
	Series 2018-5 Class A1A
214,888	3.25%, 07/25/2058	210,634
	Series 2019-1 Class A1
369,552	3.66%, 03/25/2058	360,527
	Series 2021-R1 Class A1
1,242,787	2.92%, 11/30/2060	1,106,572
290,000	Triangle Re Ltd(a)(c) Series 2021-3 Class M1A 2.85%, 02/25/2034 1-mo. SOFR + 1.90%	286,593
	Verus Securitization Trust(a)
	Series 2019-INV3 Class A1
96,918	2.69%, 11/25/2059(d)	94,579
	Series 2020-4 Class A1
72,627	1.50%, 05/25/2065(b)	69,121
	Series 2020-5 Class A1
121,529	1.22%, 05/25/2065(b)	116,355
	Series 2021-2 Class A1
274,109	1.03%, 02/25/2066(d)	249,360
	Series 2021-4 Class A1
204,461	0.94%, 07/25/2066(d)	178,937
	Series 2021-5 Class A1
520,564	1.01%, 09/25/2066(d)	452,814
	Series 2021-8 Class A1
313,356	1.82%, 11/25/2066(d)	282,095
	Series 2021-R2 Class A1
156,513	0.92%, 02/25/2064(d)	146,962
	Wells Fargo Commercial Mortgage Trust
	Series 2015-C31 Class A4
143,000	3.70%, 11/15/2048	140,396
	Series 2015-NXS1 Class A5
325,000	3.15%, 05/15/2048	316,506
	Series 2017-C42 Class D
300,000	2.80%, 12/15/2050(a)(d)	223,152
Principal Amount		Fair Value
Non-Agency — (continued)
	Series 2021-C60 Class A4
$ 1,550,000	2.34%, 08/15/2054	$ 1,304,575
		38,979,890
U.S. Government Agency — 38.36%
	Federal Farm Credit Bank Funding Corp
2,080,000	2.90%, 04/12/2032	1,981,987
760,000	2.85%, 03/28/2034	708,910
	Federal Home Loan Mortgage Corp
235,100	3.00%, 09/01/2027	234,329
4,243	6.00%, 11/01/2033	4,529
8,067	6.00%, 04/01/2035	8,487
8,470	4.50%, 05/01/2035	8,701
33,894	5.50%, 08/01/2035	35,750
37,207	4.50%, 11/01/2035	37,826
4,045	6.50%, 02/01/2036	4,244
7,243	4.50%, 03/01/2036	7,448
8,869	6.00%, 03/01/2036	9,453
13,454	5.50%, 06/01/2036	13,987
15,990	5.50%, 08/01/2036	17,017
968	6.00%, 08/01/2037	1,018
19,626	7.00%, 08/01/2037	20,645
44,146	5.00%, 04/01/2038	46,517
94,500	5.50%, 05/01/2038	101,488
65,692	4.50%, 03/01/2039	67,803
66,912	4.50%, 05/01/2039	69,126
69,436	4.00%, 09/01/2040	70,227
180,325	5.00%, 09/01/2040	189,717
19,369	4.00%, 09/01/2043	19,310
162,505	4.50%, 04/01/2044	167,500
386,196	4.50%, 12/01/2044	397,641
987,432	3.00%, 02/01/2049	938,360
55,722	3.50%, 07/01/2049	54,366
1,474,518	4.00%, 03/01/2050	1,487,637
143,236	4.50%, 03/01/2050	144,297
449,893	3.50%, 05/01/2050	435,251
959,016	4.50%, 11/01/2050	965,143
1,999,995	2.50%, 05/01/2051	1,806,338
933,979	2.50%, 09/01/2051	843,971
839,539	4.50%, 04/01/2052	845,285
	Federal Home Loan Mortgage Corp Multifamily Structured Pass Through Certificates
	Series K068 Class A2
190,000	3.24%, 08/25/2027	187,733
	Series K104 Class X1
991,541	1.25%, 01/25/2030(d)	66,881
	Series K111 Class X1
575,310	1.68%, 05/25/2030(d)	56,818
	Series K112 Class X1
1,127,590	1.54%, 05/25/2030(d)	102,663
	Series K114 Class X1
1,465,320	1.21%, 06/25/2030(d)	104,897
	Series K122 Class X1
448,995	0.97%, 11/25/2030(d)	26,136

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Federal Home Loan Mortgage Corp Real Estate Mortgage Investment Conduit
	Series 3883 Class PB
$ 22,609	3.00%, 05/15/2041	$ 21,962
	Series 4097 Class KA
82,572	2.00%, 09/15/2031	80,798
	Series 4122 Class AB
84,472	1.50%, 10/15/2042	78,028
	Series 4139 Class PA
118,991	2.50%, 11/15/2041	116,567
	Series 4142 Class PT
75,529	1.25%, 12/15/2027	72,415
	Series 4146 Class AB
64,964	1.13%, 12/15/2027	62,169
	Series 4216 Class KQ
69,069	1.70%, 10/15/2039	67,827
	Series 4961 Class JB
158,937	2.50%, 12/15/2042	149,974
61,989	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Debt Notes(c) Series 2014-DN3 Class M3 5.63%, 08/25/2024 1-mo. LIBOR + 4.00%	62,458
94,481	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(a)(c) Series 2021-DNA5 Class M2 2.60%, 01/25/2034 1-mo. SOFR + 1.65%	91,100
	Federal National Mortgage Association
3,676	4.50%, 08/01/2023	3,709
201,013	4.00%, 07/01/2026	203,575
3,650,000	0.88%, 08/05/2030(e)	3,019,833
391,365	3.50%, 01/01/2031	391,372
6,328	4.50%, 08/01/2035	6,507
3,592	6.00%, 02/01/2036	3,778
20,682	5.50%, 03/01/2036	21,625
22,196	6.50%, 06/01/2036	23,287
44,018	6.00%, 03/01/2037	47,475
245	6.50%, 04/01/2037	257
50,208	6.00%, 08/01/2037	53,740
15,124	6.50%, 08/01/2037	16,349
161,549	4.00%, 10/01/2041	162,996
961,194	4.00%, 12/01/2044	968,003
302,666	4.00%, 01/01/2045	303,666
3,925,702	3.50%, 07/01/2045	3,838,950
182,768	3.50%, 08/01/2045	178,723
2,918,057	4.00%, 08/01/2045	2,938,629
1,461,904	4.00%, 01/01/2046	1,472,160
386,581	4.00%, 10/01/2046	389,146
405,188	3.50%, 01/01/2047	396,224
1,079,018	4.50%, 11/01/2047	1,095,407
31,323	4.50%, 01/01/2048	31,643
450,793	4.50%, 04/01/2048	456,414
Principal Amount		Fair Value
U.S. Government Agency — (continued)
$ 177,422	4.00%, 02/01/2049	$ 177,734
543,184	3.50%, 07/01/2049	528,354
572,880	4.50%, 07/01/2049	577,184
387,593	3.50%, 08/01/2049	377,009
917,661	3.00%, 12/01/2049	857,254
1,967,408	3.00%, 04/01/2050	1,842,545
586,764	3.50%, 05/01/2050	568,921
269,238	2.50%, 07/01/2050	242,957
1,524,083	3.00%, 07/01/2051	1,423,041
	Federal National Mortgage Association Alternative Credit Enhancement Securities(d)
	Series 2019-M21 Class X3
2,104,471	1.32%, 06/25/2034	187,366
	Series 2020-M2 Class X
4,986,784	0.41%, 01/25/2030	84,682
63,974	Federal National Mortgage Association Interest Strip Series 415 Class A3 3.00%, 11/25/2042	61,467
	Federal National Mortgage Association Real Estate Mortgage Investment Conduit
	Series 2012-103 Class HB
69,717	1.50%, 09/25/2027	67,125
	Series 2012-124 Class JA
53,092	1.50%, 11/25/2042	49,268
	Series 2012-128 Class PD
146,286	1.50%, 06/25/2042	139,070
	Series 2012-18 Class GA
37,908	2.00%, 12/25/2041	35,638
	Series 2012-21 Class PQ
22,881	2.00%, 09/25/2041	21,731
	Series 2012-52 Class PA
32,144	3.50%, 05/25/2042	31,771
	Series 2012-75 Class KC
35,482	2.50%, 12/25/2041	34,596
	Series 2013-16 Class A
66,958	1.75%, 01/25/2040	65,401
	Series 2013-43 Class XP
107,083	1.50%, 08/25/2041	102,302
	Series 2013-77 Class BP
64,343	1.70%, 06/25/2043	62,807
	Series 2013-9 Class PT
63,109	1.25%, 02/25/2028	60,345
	Series 2015-48 Class QB
35,639	3.00%, 02/25/2043	35,345
	Series 2015-5 Class EP
114,469	2.00%, 06/25/2043	109,375
	Series 2016-11 Class GA
51,967	2.50%, 03/25/2046	50,138
	Series 2016-38 Class NA
25,771	3.00%, 01/25/2046	25,099
	Series 2017-26 Class CG
37,648	3.50%, 07/25/2044	37,762
	Series 2017-34 Class JK
22,683	3.00%, 05/25/2047	22,398

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2017-35 Class AH
$ 47,347	3.50%, 04/25/2053	$ 47,373
	Series 2017-49 Class JA
42,135	4.00%, 07/25/2053	42,520
	Series 2017-84 Class KA
46,051	3.50%, 04/25/2053	46,263
	Series 2017-A6 Class A6
90,630	3.00%, 12/25/2054	89,174
	Series 2018-19 Class DC
38,316	3.50%, 05/25/2056	38,296
	Series 2018-23 Class LA
47,177	3.50%, 04/25/2048	45,732
	Series 2018-70 Class HA
55,095	3.50%, 10/25/2056	55,243
	Series 2018-77 Class PA
19,302	3.50%, 02/25/2048	19,265
	Series 2018-80 Class GD
33,120	3.50%, 12/25/2047	32,572
	Series 2019-12 Class HA
83,969	3.50%, 11/25/2057	83,726
	Series 2019-14 Class CA
92,483	3.50%, 04/25/2049	92,430
	Series 2019-21 Class BD
82,021	3.00%, 09/25/2057	78,557
	Series 2019-45 Class PT
80,654	3.00%, 08/25/2049	77,076
	Series 2019-6 Class GJ
94,297	3.00%, 02/25/2049	92,915
	Series 2019-7 Class CA
65,306	3.50%, 11/25/2057	65,271
	Series 2019-7 Class JA
71,035	3.50%, 03/25/2049	70,541
	Series 2020-1 Class AC
313,459	3.50%, 08/25/2058	310,452
560,000	FREMF Mortgage Trust(a)(d) Series 2015-K45 Class B 3.73%, 04/25/2048	549,034
	Government National Mortgage Association
2,800,000	2.00%, TBA	2,486,094
8,400,000	2.50%, TBA	7,686,000
13,500,000	3.00%, TBA	12,724,805
4,250,000	3.50%, TBA	4,129,141
3,800,000	4.00%, TBA	3,783,301
13,400,000	4.50%, TBA	13,572,906
5,000,000	5.00%, TBA	5,115,312
183,615	4.00%, 02/20/2045	185,097
39,810	3.00%, 12/20/2045	38,185
96,945	4.50%, 01/20/2046	101,591
368,373	3.50%, 12/20/2049	358,963
349,592	3.50%, 01/20/2050	340,661
188,447	3.00%, 03/20/2050	178,477
782,472	3.50%, 10/20/2050	765,390
96,055	3.00%, 03/20/2051	91,195
83,042	3.00%, 06/20/2051	78,563
	Series 2013-37 Class LG
42,666	2.00%, 01/20/2042	41,797
	Series 2015-151 Class BA
26,257	1.70%, 10/20/2045	26,040
Principal Amount		Fair Value
U.S. Government Agency — (continued)
	Series 2015-56 Class LB
$ 64,728	1.50%, 04/16/2040	$ 63,944
66,952	Seasoned Credit Risk Transfer Trust Series 2019-3 Class MV 3.50%, 10/25/2058	65,686
	Uniform Mortgage-Backed Security(g)
36,450,000	2.00%, TBA	31,765,399
37,150,000	2.50%, TBA	33,388,569
3,000,000	3.00%, TBA	2,876,017
1,000,000	3.50%, TBA	961,641
2,800,000	4.00%, TBA	3,747,082
4,000,000	4.50%, TBA	4,015,156
6,000,000	5.00%, TBA	6,123,750
		173,542,089
TOTAL MORTGAGE-BACKED SECURITIES — 46.98% (Cost $218,500,423)		$ 212,521,979
MUNICIPAL BONDS AND NOTES
575,000	California State University Series B 1.79%, 11/01/2030	480,892
500,000	Chabot-Las Positas Community College District 1.89%, 08/01/2031	416,668
560,000	Chicago O'Hare International Airport Series D 2.35%, 01/01/2030	489,945
65,000	Chicago Transit Authority Sales Tax Receipts Fund Series B 3.91%, 12/01/2040	59,704
575,000	City of New York, New York Series D 1.92%, 08/01/2031	475,166
145,000	City of Rapid City, South Dakota Sales Tax Revenue 1.78%, 12/01/2031	120,978
	County of Riverside, California
420,000	2.96%,02/15/2027	401,232
420,000	3.07%,02/15/2028	397,867
195,000	Dallas Fort Worth International Airport Series A 4.51%, 11/01/2051	189,533
200,000	District of Columbia 3.43%, 04/01/2042	165,246
	Marshall University Series B
100,000	3.13%,05/01/2028	96,284
100,000	3.38%,05/01/2031	94,651
115,000	Metropolitan Transportation Authority Series C 4.75%, 11/15/2045	116,347
315,000	Metropolitan Transportation Authority Series C2 5.18%, 11/15/2049	325,017

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Municipal Bonds and Notes — (continued)
$ 335,000	Napa Valley Unified School District 1.54%, 08/01/2028	$ 293,301
570,000	New York State Dormitory Authority Series C 2.15%, 03/15/2031	486,870
105,000	New York State Thruway Authority Series M 2.90%, 01/01/2035	91,875
410,000	New York Transportation Development Corp 4.25%, 09/01/2035	404,739
600,000	Oregon Education Districts Series A 1.89%, 06/30/2031	507,486
355,000	Philadelphia Authority for Industrial Development Series C 6.55%, 10/15/2028	403,361
345,000	Port Authority of New York & New Jersey Series AAA 1.09%, 07/01/2023	338,606
80,000	Regents of The University of California Medical Center Pooled Revenue Series H 6.55%, 05/15/2048	99,337
	State Board of Administration Finance Corp
395,000	1.26%,07/01/2025	369,565
575,000	2.15%,07/01/2030	499,519
	State of California
130,000	7.55%,04/01/2039	176,343
85,000	7.30%,10/01/2039	109,957
15,000	7.63%,03/01/2040	20,275
295,000	State of Connecticut Special Tax Revenue Series B 5.46%, 11/01/2030	314,410
TOTAL MUNICIPAL BONDS AND NOTES — 1.76% (Cost $8,923,023)		$ 7,945,174
U.S. TREASURY BONDS AND NOTES
	U.S. Treasury Inflation Indexed Bonds TIPS
389,505	0.25%, 07/15/2029	377,675
1,125,641	0.88%, 02/15/2047	1,039,899
	United States Treasury Note/Bond
5,972,000	6.88%, 08/15/2025(h)	6,653,648
1,200,000	0.25%, 08/31/2025	1,098,750
1,085,000	0.25%, 09/30/2025	991,292
2,000,000	0.38%, 11/30/2025	1,826,719
670,000	0.50%, 02/28/2026	610,668
2,200,000	0.75%, 03/31/2026	2,020,649
4,380,000	0.75%, 04/30/2026	4,015,228
9,400,000	0.88%, 06/30/2026	8,629,273
9,855,000	1.38%, 08/31/2026	9,210,190
2,330,000	1.25%, 12/31/2026	2,153,612
265,000	1.13%, 02/28/2027(e)	242,775
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 2,000,000	0.50%, 04/30/2027	$ 1,770,156
2,500,000	0.50%, 05/31/2027	2,207,813
1,150,000	0.38%, 07/31/2027	1,005,307
4,090,000	2.25%, 08/15/2027	3,928,477
430,000	0.38%, 09/30/2027	374,033
125,000	0.50%, 10/31/2027	109,209
700,000	1.13%, 02/29/2028	629,398
4,755,000	2.63%, 02/15/2029	4,629,624
600,000	2.38%, 05/15/2029	574,805
2,670,000	3.25%, 06/30/2029	2,701,706
2,865,000	0.63%, 05/15/2030	2,388,918
9,605,000	0.63%, 08/15/2030	7,963,145
2,560,000	0.88%, 11/15/2030	2,161,500
7,875,000	1.13%, 02/15/2031	6,766,963
2,130,000	1.25%, 08/15/2031	1,833,631
3,695,000	1.38%, 11/15/2031	3,204,835
16,750,000	1.88%, 02/15/2041	13,136,318
2,355,000	2.25%, 05/15/2041	1,965,137
2,375,000	3.13%, 02/15/2043	2,256,528
350,000	3.63%, 08/15/2043	359,215
4,670,000	3.75%, 11/15/2043	4,885,075
5,590,000	3.63%, 02/15/2044	5,735,427
610,000	3.13%, 08/15/2044	577,784
6,015,000	2.50%, 02/15/2045	5,101,472
4,140,000	3.00%, 11/15/2045	3,846,966
4,515,000	2.50%, 02/15/2046	3,828,403
260,000	2.50%, 05/15/2046	220,370
1,620,000	2.25%, 08/15/2046	1,306,252
1,500,000	2.88%, 11/15/2046	1,367,578
1,500,000	3.00%, 02/15/2047	1,400,684
1,170,000	3.00%, 02/15/2048	1,102,359
300,000	3.13%, 05/15/2048	290,332
510,000	2.25%, 08/15/2049	418,459
5,100,000	1.25%, 05/15/2050	3,244,875
2,545,000	1.38%, 08/15/2050	1,675,226
7,110,000	1.63%, 11/15/2050	5,000,607
4,425,000	1.88%, 02/15/2051	3,319,269
1,365,000	2.25%, 02/15/2052(e)	1,123,352
870,000	2.88%, 05/15/2052	821,742
TOTAL U.S. TREASURY BONDS AND NOTES — 31.85% (Cost $168,073,102)		$ 144,103,328
Shares
COMMON STOCK
Consumer, Cyclical — 0.00%(i)
761	Superior Energy Services LLC(j)	23,972
TOTAL COMMON STOCK — 0.00%(i) (Cost $50,000)		$ 23,972

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
GOVERNMENT MONEY MARKET MUTUAL FUNDS
93,000	BlackRock FedFund Institutional Class(k), 1.32%(l)	$ 93,000
194,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(k), 1.46%(l)	194,000
162,000	Goldman Sachs Financial Square Government Fund Institutional Class(k), 1.38%(l)	162,000
165,000	Invesco Government & Agency Portfolio Institutional Class(k), 0.84%(l)	165,000
278,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(k), 1.38%(l)	278,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.20% (Cost $892,000)		$ 892,000
Principal Amount
SHORT TERM INVESTMENTS
Corporate Bonds and Notes — 0.55%
$2,500,000	Versailles Commercial Paper LLC 1.12%, 07/12/2022	2,499,157
Foreign Government Bonds and Notes — 1.11%
	Banque Et Caisse Depargne
500,000	1.57%, 07/01/2022	499,979
1,300,000	1.02%, 07/20/2022	1,299,312
2,500,000	LMA S.A. / LMA-Americas LLC REIT 1.22%, 07/27/2022	2,497,826
700,000	Svenska Handelsbanken AB 1.56%, 07/01/2022	699,970
		4,997,087
Commercial Paper — 0.56%
2,529,000	First Abu Dhabi Commercial Bank PJSC(a) 0.00%, 07/01/2022	2,529,000
U.S. Government Agency Bonds and Notes — 0.44%
2,000,000	Federal Home Loan Bank(m) 1.01%, 07/01/2022	2,000,000
U.S. Treasury Bonds and Notes — 1.89%
	U.S. Treasury Bills(m)
100,000	1.04%, 08/02/2022(e)	99,908
1,260,000	0.98%, 08/04/2022	1,258,838
1,725,000	1.10%, 08/11/2022	1,722,847
Principal Amount		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 5,490,000	1.93%, 10/18/2022	$ 5,458,055
		8,539,648
Repurchase Agreements — 1.57%
1,902,847	Undivided interest of 1.75% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $1,902,847 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(k)	1,902,847
1,902,847	Undivided interest of 1.76% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $1,902,847 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(k)	1,902,847
1,902,847	Undivided interest of 51.41% in a repurchase agreement (principal amount/value $3,703,387 with a maturity value of $3,703,546) with Citibank NA, 1.55%, dated 6/30/22 to be repurchased at $1,902,847 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.63% - 6.00%, 7/1/24 - 6/1/52, with a value of $3,780,253.(k)	1,902,847

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 1,406,453	Undivided interest of 52.70% in a repurchase agreement (principal amount/value $2,670,361 with a maturity value of $2,670,471) with Credit Suisse Securities AG, 1.48%, dated 6/30/22 to be repurchased at $1,406,453 on 7/1/22 collateralized by U.S. Treasury securities, 0.13% - 0.25%, 3/15/24 - 7/15/31, with a value of $2,723,769.(k)	$ 1,406,453
7,114,994
TOTAL SHORT TERM INVESTMENTS — 6.12% (Cost $27,679,937)		$ 27,679,886
TOTAL INVESTMENTS — 129.50% (Cost $643,329,291)		$ 585,860,237
OTHER ASSETS & LIABILITIES, NET — (29.50)%		$(133,463,676)
TOTAL NET ASSETS — 100.00%		$ 452,396,561
(a)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(b)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2022. Maturity date disclosed represents final maturity date.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2022.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	All or a portion of the security is on loan at June 30, 2022.
(f)	Security has no contractual maturity date and pays an indefinite stream of interest.
(g)	Single-class security backed by mortgage loans purchased by either Freddie Mac or Fannie Mae.
(h)	All or a portion of the security has been pledged as collateral to cover segregation requirements on open futures contracts.
(i)	Represents less than 0.005% of net assets.
(j)	Non-income producing security.
(k)	Collateral received for securities on loan.
(l)	Rate shown is the 7-day yield as of June 30, 2022.
(m)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation/ (Depreciation)
Short
U.S. 10 Year Treasury Note Futures	276	USD	13,273,563	September 2022	$ (17,123)
U.S. 10 Year Treasury Ultra Futures	95	USD	12,100,625	September 2022	122,809
U.S. 2 Year Treasury Note Futures	81	USD	17,011,113	September 2022	(71,266)
U.S. 5 Year Treasury Note Futures	125	USD	14,031,250	September 2022	(36,185)
U.S. Long Bond Futures	211	USD	29,249,875	September 2022	259,762
U.S. Ultra Bond Futures	86	USD	12,193,156	September 2022	256,834
Long
U.S. 2 Year Treasury Note Futures	158	USD	33,181,975	September 2022	(140,946)
				Net Appreciation	$ 373,885
At June 30, 2022, the Fund held the following outstanding centrally cleared credit default swaps:
Reference Obligation	Notional Amount(a)	Value	Upfront Payments/(Receipts)	Fixed Deal Pay/Receive Rate	Maturity Date	Net Unrealized Appreciation/ (Depreciation)	Buy/Sell Credit Protection	Payment Frequency
Nordstrom Inc 6.95%, 03/15/2028	$750,000	$(29,093)	$(370)	1.00	June 20, 2024	$(28,723)	Sell	Quarterly
Nordstrom Inc 6.95%, 03/15/2028	275,000	(17,114)	(4,345)	1.00	December 20, 2024	(12,769)	Sell	Quarterly
					Net Depreciation	$(41,492)
(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Core Bond Fund
ASSETS:
Investments in securities, fair value (including $7,831,684 of securities on loan)(a)	$578,745,243
Repurchase agreements, fair value(b)	7,114,994
Cash	5,526,526
Cash pledged on futures contracts	1,227,161
Cash pledged on centrally cleared swaps	829,232
Interest receivable	2,930,055
Subscriptions receivable	36,690
Receivable for investments sold	1,577,247
Variation margin on centrally cleared swaps	1,670
Total Assets	597,988,818
LIABILITIES:
Payable for TBA investments purchased	132,230,925
Payable for director fees	7,369
Payable for investments purchased	2,955,215
Payable for other accrued fees	96,778
Payable for shareholder services fees	14,858
Payable to investment adviser	101,631
Payable upon return of securities loaned	8,006,994
Redemptions payable	1,123,051
Variation margin on futures contracts	1,055,436
Total Liabilities	145,592,257
NET ASSETS	$452,396,561
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$5,104,585
Paid-in capital in excess of par	514,655,258
Undistributed/accumulated deficit	(67,363,282)
NET ASSETS	$452,396,561
NET ASSETS BY CLASS
Investor Class	$49,923,013
Institutional Class	$402,473,548
CAPITAL STOCK:
Authorized
Investor Class	40,000,000
Institutional Class	160,000,000
Issued and Outstanding
Investor Class	5,135,938
Institutional Class	45,909,911
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$9.72
Institutional Class	$8.77
(a)Cost of investments, unaffiliated	$636,214,297
(b) Cost of repurchase agreements	$7,114,994
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Core Bond Fund
INVESTMENT INCOME:
Interest	$5,359,301
Income from securities lending	5,908
Total Income	5,365,209
EXPENSES:
Management fees	803,764
Shareholder services fees – Investor Class	106,809
Audit and tax fees	24,089
Custodian fees	46,832
Director's fees	16,275
Legal fees	2,432
Pricing fees	63,493
Registration fees	21,780
Shareholder report fees	268
Transfer agent fees	4,147
Other fees	5,243
Total Expenses	1,095,132
Less amount waived by investment adviser	110,309
Net Expenses	984,823
NET INVESTMENT INCOME	4,380,386
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments	(19,271,671)
Net realized loss on credit default swaps	(142,315)
Net realized gain on futures contracts	8,460,381
Net Realized Loss	(10,953,605)
Net change in unrealized depreciation on investments and foreign currency translations	(58,120,813)
Net change in unrealized depreciation on credit default swaps	(38,184)
Net change in unrealized appreciation on futures contracts	1,162,747
Net Change in Unrealized Depreciation	(56,996,250)
Net Realized and Unrealized Loss	(67,949,855)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(63,569,469)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Core Bond Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$4,380,386	$7,524,122
Net realized gain (loss)	(10,953,605)	12,622,997
Net change in unrealized depreciation	(56,996,250)	(26,589,787)
Net Decrease in Net Assets Resulting from Operations	(63,569,469)	(6,442,668)
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	-	(81,578)
Institutional Class	-	(379,412)
From return of capital	0	(460,990)
From net investment income and net realized gains
Investor Class	(320,057)	(2,400,302)
Institutional Class	(3,927,121)	(16,534,236)
From net investment income and net realized gains	(4,247,178)	(18,934,538)
Total Distributions	(4,247,178)	(19,395,528)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,493,433	28,099,158
Institutional Class	40,029,095	130,373,578
Shares issued in reinvestment of distributions
Investor Class	320,057	2,481,880
Institutional Class	3,927,121	16,913,648
Shares redeemed
Investor Class	(42,546,112)	(21,129,433)
Institutional Class	(56,596,963)	(71,529,721)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(49,373,369)	85,209,110
Total Increase (Decrease) in Net Assets	(117,190,016)	59,370,914
NET ASSETS:
Beginning of Period	569,586,577	510,215,663
End of Period	$452,396,561	$569,586,577
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	539,752	2,473,561
Institutional Class	4,246,863	12,637,003
Shares issued in reinvestment of distributions
Investor Class	32,348	223,326
Institutional Class	438,861	1,680,621
Shares redeemed
Investor Class	(4,011,907)	(1,862,457)
Institutional Class	(6,199,658)	(6,923,306)
Net Increase (Decrease)	(4,953,741)	8,228,748
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return (b)(c)
Investor Class
06/30/2022 (Unaudited)	$11.08	0.07	(1.37)	(1.30)	-	(0.06)	-	(0.06)	$ 9.72	(11.74%) (d)
12/31/2021	$11.55	0.12	(0.30)	(0.18)	(0.01)	(0.08)	(0.20)	(0.29)	$11.08	(1.55%)
12/31/2020	$11.03	0.21	0.67	0.88	-	(0.30)	(0.06)	(0.36)	$11.55	8.01%
12/31/2019	$10.35	0.28	0.67	0.95	-	(0.27)	-	(0.27)	$11.03	9.19%
12/31/2018	$10.73	0.30	(0.43)	(0.13)	-	(0.25)	-	(0.25)	$10.35	(1.21%)
12/31/2017	$10.53	0.27	0.14	0.41	-	(0.21)	-	(0.21)	$10.73	3.90%
Institutional Class
06/30/2022 (Unaudited)	$10.01	0.08	(1.24)	(1.16)	-	(0.08)	-	(0.08)	$ 8.77	(11.56%) (d)
12/31/2021	$10.51	0.15	(0.28)	(0.13)	(0.01)	(0.16)	(0.20)	(0.37)	$10.01	(1.21%)
12/31/2020	$10.04	0.23	0.61	0.84	-	(0.31)	(0.06)	(0.37)	$10.51	8.46%
12/31/2019	$ 9.45	0.30	0.59	0.89	-	(0.30)	-	(0.30)	$10.04	9.45%
12/31/2018	$ 9.84	0.31	(0.39)	(0.08)	-	(0.31)	-	(0.31)	$ 9.45	(0.82%)
12/31/2017	$ 9.70	0.29	0.13	0.42	-	(0.28)	-	(0.28)	$ 9.84	4.37%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)(f)
Supplemental Data and Ratios
Investor Class
06/30/2022 (Unaudited)	$ 49,923	0.79% (g)	0.70% (g)	1.41% (g)	242% (d)
12/31/2021	$ 95,010	0.75%	0.70%	1.07%	407%
12/31/2020	$ 89,443	0.79%	0.70%	1.81%	265%
12/31/2019	$ 51,836	0.80%	0.70%	2.61%	180%
12/31/2018	$ 30,166	0.83%	0.70%	2.91%	154%
12/31/2017	$ 31,615	0.80%	0.70%	2.56%	104%
Institutional Class
06/30/2022 (Unaudited)	$402,474	0.39% (g)	0.35% (g)	1.79% (g)	242% (d)
12/31/2021	$474,577	0.37%	0.35%	1.42%	407%
12/31/2020	$420,772	0.39%	0.35%	2.20%	265%
12/31/2019	$438,963	0.39%	0.35%	2.99%	180%
12/31/2018	$375,724	0.40%	0.35%	3.25%	154%
12/31/2017	$450,325	0.38%	0.35%	2.91%	104%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Portfolio turnover includes purchases and sales from mortgage dollar roll transactions which occurred during the period, if any. Excluding these transactions, the portfolio turnover would have been 21%, 72%, 86%, 66%, 62% and 74% for the period ended June 30, 2022 and for the years ended December 31 2021, 2020, 2019, 2018 and 2017, respectively.
(g)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST CORE BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Core Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek to provide total return, consisting of two components: (1) changes in the market value of its portfolio holdings (both realized and unrealized appreciation); and (2) income received from its portfolio holdings. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market

Semi-Annual Report - June 30, 2022

research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
Credit Default Swaps	Reported trades, credit spreads and curves, recovery rates, restructuring types and net present value of cashflows.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, all of the Fund’s investments are valued using Level 2 inputs, except for Futures Contracts and Government Money Market Mutual Funds, which are valued using Level 1 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
To Be Announced Transactions
The Fund may invest in securities known as To Be Announced (TBA) securities. TBA’s are Federal National Mortgage Association, Federal Home Loan Mortgage Corporation or Government National Mortgage Association issued mortgage backed securities for forward settlement, in which the buyer and seller decide on trade parameters, but the exact pools are unknown until two days before settlement date. The transactions arise when securities are purchased or sold with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield at the time of entering into the transaction. TBA transactions generally settle monthly on a specified date. TBA’s are included in Investments in securities, fair value on the Statement of Assets and Liabilities.

Semi-Annual Report - June 30, 2022

Dollar Rolls
The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Treasury Inflation-Protected Securities
For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid quarterly. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.

Semi-Annual Report - June 30, 2022

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$642,905,425
Gross unrealized appreciation on investments	3,448,947
Gross unrealized depreciation on investments	(60,161,742)
Net unrealized depreciation on investments	$(56,712,795)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including credit default swaps and futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Credit Risk - The risk that an issuer may default on its obligations to pay principal and/or interest. A security’s value may be affected by changes in its credit quality rating or its issuer’s financial conditions.
Interest Rate Risk - The risk that market value of a fixed income security is affected significantly by changes in interest rates. When interest rates rise, the security’s market value declines and when interest rates decline, market values rise. The longer a security’s maturity, the greater the risk and the higher its yield. Conversely, the shorter a security’s maturity, the lower the risk and the lower its yield.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
The Fund is subject to enforceable master netting agreements, or netting arrangements, with certain counterparties.These agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying offsetting mechanisms and collateral posting arrangements, if any, at pre-arranged exposure levels. Collateral or margin requirements, if any, are set by the broker or exchange clearing house for exchanged traded derivatives while collateral terms are contract specific for OTC traded derivatives.
Derivative counterparty credit risk is managed through an evaluation of the creditworthiness of all potential counterparties. The Fund attempts to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements (if any), events of default, or early termination. OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.
Futures Contracts
The Fund uses futures contracts to capitalize on expected changes in the shape of the yield curve and to control overall interest rate exposure. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures

Semi-Annual Report - June 30, 2022

contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of (432) futures contracts, net of both long and short positions, for the reporting period.
Credit Default Swaps
The Fund enters into credit default swap contracts to gain exposure on individual names and/or baskets of securities. A credit default swap is an agreement between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer. One party, acting as a protection buyer, makes periodic payments to the other party, a protection seller, in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds. Credit default swaps may also be structured based on the debt of a basket of issuers, rather than a single issuer, and may be customized with respect to the number of defaults event that triggers purchase or other factors (for example, the Nth default within a basket, or defaults by a particular combination of issuers within the basket, may trigger a payment obligation). These agreements may be privately negotiated in the over-the-counter market (OTC credit default swaps) or may be executed on a registered exchange (centrally cleared credit default swaps).
Credit default swaps, if any, are reported in a table following the Schedule of Investments. For centrally cleared credit default swaps, required initial margin deposits of cash or securities are pledged by the Fund. Subsequent payments, known as variation margin, are made or received by the Fund, depending on fluctuations in the value of the centrally cleared credit default swaps. Such variation margin is accounted for as a payable or receivable on the Statement of Assets and Liabilities and settled daily until the contract is closed, at which time the gains or losses are realized. Any upfront premiums paid or received upon entering into a swap are capitalized and amortized to income ratably over the term of the swap. Upfront premiums are disclosed as upfront premiums paid/received in a table following the Schedule of Investments. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within variation margin on the Statement of Assets and Liabilities. Upon the termination of swap contracts, the net gain or loss is recorded as net realized gain or loss on credit default swaps on the Statement of Operations.
Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. The Fund held an average notional amount of $7,014,286 in credit default swaps for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
	Asset Derivatives		Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Credit contracts (swaps)			Net unrealized depreciation on credit default swaps	$(41,492)(a)
Interest rate contracts (futures contracts)	Net unrealized appreciation on futures contracts	$639,405	Net unrealized depreciation on futures contracts	$(265,520) (a)
(a)Includes cumulative appreciation of credit contracts and futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Realized Gain or (Loss)		Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location		Statement of Operations Location
Interest rate contracts (futures contracts)	Net realized gain on futures contracts	$8,460,381	Net change in unrealized appreciation on futures contracts	$1,162,747
Credit contracts (swaps)	Net realized loss on credit default swaps	$ (142,315)	Net change in unrealized depreciation on credit default swaps	$ (38,184)

Semi-Annual Report - June 30, 2022

3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.32% of the Fund’s average daily net assets. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.35% of the Fund's average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, and certain extraordinary expenses (the "Expense Limit"). The agreement's current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$186,624	$224,997	$160,576	$110,309	$0
The Adviser and Great-West Funds entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. and Wellington Management Company LLP. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (including mortgage dollar rolls and TBA transactions, excluding all U.S. Government securities and short-term securities) were $43,342,082 and $50,537,903, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $1,412,802,028 and $1,402,476,206, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund

Semi-Annual Report - June 30, 2022

had securities on loan valued at $7,831,684 and received collateral as reported on the Statement of Assets and Liabilities of $8,006,994 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$2,823,770
Mortgage-Backed Securities	3,066,000
U.S. Treasury Bonds and Notes	2,117,224
Total secured borrowings	$8,006,994
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Core Bond Fund changed its name to the Empower Core Bond Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Core Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, GWCM and each of Goldman Sachs Asset Management, L.P. (“GSAM”) and Wellington Management Company LLP (“Wellington” and together with GSAM, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of GSAM and Wellington. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and the Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. In addition, at the March Meeting, the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Fund’s Investor Class, and, for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and the performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of its benchmark index and to a peer group of funds.
The Board observed that the annualized returns of the Fund’s Investor Class were in third quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers) for each of the one-, three-, five- and ten-year periods ended December 31, 2021—below the performance universe median for each period but with specific performance universe rankings in the 60th, 54th, 60th and 57 th percentiles, respectively. The annualized returns of the Fund’s Institutional Class for the one-, three- and five-year periods ended December 31, 2021, were in the third, second and second quintiles, respectively, of its performance universe, outperforming the performance universe median for each period. The Board also considered that the annualized returns of the Institutional Class outperformed, and the annualized returns of the Investor Class outperformed or approximated, the benchmark for each period observed, with the exception of the Investor Class for the one-year period ended December 31, 2021.
In evaluating the Fund’s investment performance and the performance of each Sub-Adviser, the Board noted that Wellington commenced management of an allocated portion of the Fund’s portfolio in April 2017. In this regard, the Board noted that performance results were attributable to both Wellington and another firm that had been engaged by GWCM to manage a portion of the Fund’s portfolio through July 2021. The Board also considered that, after undertaking a search to identify another sub-adviser to complement Wellington’s capabilities, GWCM recommended, and the Board approved, the engagement of GSAM to sub-advise a portion of the Fund’s portfolio, effective July 2021.
The Board noted GSAM’s limited performance track record for the Fund, and the Board further considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as the performance attribution commentary provided by the Sub-Advisers. The Board also considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in light of the overall recent market conditions. In addition, the Board considered GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring. Furthermore, the Board took into account its evaluation of GSAM and experience therewith from GSAM’s service as a sub-adviser to certain other Great-West Funds.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds, and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer groups. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fee of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was lower than the median total operating expense ratio of its respective peer group, ranking in the second quintile in each case (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from each Sub-Adviser regarding its standard institutional fee schedule and the fee charged for other sub-advised registered funds or representative accounts managed in the same investment style as the Fund. The Board assessed the foregoing information and noted factors contributing to certain differences in sub-advisory fee schedules between the Fund and other representative accounts, such as the size of the mandate, applicable benchmark, investment guidelines and the level of servicing required. Taking into account the foregoing, the Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to GWCM for the Fund.
The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by GSAM. The Board reviewed the financial statements from GWCM and the Sub-Advisers and profitability information from GWCM and GSAM.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses. Although Wellington did not provide an estimate of its profits related to the Fund, the Board noted that the agreement with the Sub-Adviser is arm’s length and therefore, such information was not relevant to the Board’s consideration of the continuation of the Sub-Advisory Agreement relating to Wellington.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and GSAM were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. Although there are no contractual breakpoints in the Fund’s management fee schedule, the Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services to the Fund and shareholders. In its evaluation, the Board noted that each sub-advisory fee schedule contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the Fund’s assets increased. However, the Board took into account that the sub-advisory fees under the Sub-Advisory Agreements are paid by GWCM out of the management fee that it receives under the Advisory Agreement and the sub-advisory fees are negotiated at arm’s length. In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted that Wellington did not identify any ancillary benefits aside from the reputational benefit that may accrue from its relationship with the Fund—a benefit that the Sub-Adviser stated was not quantifiable. With respect to GSAM, the Board noted that improved trading efficiencies from aggregated orders with other advisory accounts and potential economies of scale from infrastructure enhancements in support of its services to the Fund are the principal “fall-out” benefits derived by the Sub-Adviser from its relationship with the Fund.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022